[LOGO] STATE STREET RESEARCH

       Large-Cap Value Fund
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                                               Semiannual Report to Shareholders
                                               December 31, 2002

In This Report                 Investment Update

                                    [PHOTO]

                                            plus

                                              A Review of Fund Performance
                                              Key Facts and Financial Statements

--------------------------------------------------------------------------------
     Contents

2    6-Month Review
     A look at the fund and its market environment over the past 6 months

4    The Fund in Detail
     Portfolio holdings, financials and notes
--------------------------------------------------------------------------------

From the Chairman

[PHOTO]
Richard S. Davis

Will This Be the Year that U.S. growth finally bounces back and the U.S. stock market stages a rebound? We are encouraged by a variety of signs that suggest better times for the year ahead, but no one can predict the performance of the economy or the financial markets. That makes itall the more important to have a long-term plan for your investments and to stay with it regardless of what is happening around you. You may have been unsettled by the market's volatility in the past three years. But remember, volatility also creates opportunities, especially in markets that have been beaten down.

Keep in mind that every investor is different. Now may be a good time to talk to your investment professional about opportunities that make sense for your personal risk tolerance.

As always, thank you for choosing State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis, Chairman
December 31, 2002

[GRAPHIC]

6-Month Review

                            How State Street Research
                         Large-Cap Value Fund Performed

State Street Research Large-Cap Value Fund returned -13.12% for the six-month period ended December 31, 2002.(1) That was less than the Russell 1000(R) Value Index, which returned -11.29% over the same period.(2) The fund also underperformed the Lipper Large-Cap Value Funds Average, which returned -11.86% for the period.(3)

Reasons for the Fund's Performance
The fund's disappointing performance can be attributed to continued investor concern about sluggish business activity, high-visibility corporate failures and corporate governance issues.Weak stock selection in the Automobiles & Transportation, Consumer Discretionary and Materials & Processing sectors also detracted from performance. American Airlines fell as business prospects for the airline industry continued to decline. Our investments in Delphi Automotive, McDonald's and aluminum manufacturer Alcoa also hurt results.

Strong stock selection in Conglomerates, Health Care and Technology helped returns.Tyco International, which fell on the news of management improprieties in the first half of 2002, rallied in the second half as investors rewarded the company for successfully replacing its management team. In the Health Care sector, Pharmacia posted gains after it announced its merger with Pfizer.

Looking Ahead
In 2003, we expect modest improvement in the U.S. economy, although consumer spending is likely to slow as the tailwind of strong mortgage refinancing fades.We have shifted our emphasis toward stocks that are sensitive to the economy, which we expect to benefit from an improving business environment. [ ]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)

[DOWN ARROW]
   -13.12%

"We expect modest improvement in U.S. economic growth to continue."

[PHOTO]

Peter Zuger
Portfolio Manager, State Street Research
Large-Cap Value Fund

Russell 1000
Value Index(2)

[DOWN ARROW]
  -11.29%

2    State Street Research Large-Cap Value Fund

The Fund at a Glance as of 12/31/02
--------------------------------------------------------------------------------

State Street Research Large-Cap Value Fund is a stock fund with a value approach to large-cap investing.

Hits & Misses

[GRAPHIC]
Pharmacia
The company's merger with Pfizer helped boost the share price of this large pharmaceutical manufacturer. The merger was approved by an overwhelming majority of shareholders early in December 2002.

[GRAPHIC]
AMR
We invested in AMR, the holding company for American Airlines, because we believed it was the strongest entry in a deteriorating industry and that it would benefit when the industry recovered. However, the industry has continued to stumble and we sold the stock at a loss in December.

Total Net Assets: $104 million
--------------------------------------------------------------------------------

Top 10 Holdings

     Issuer/Security                               % of fund net assets

(1)  Citigroup                                                     3.8%

(2)  Tyco International                                            2.5%

(3)  US Bancorp                                                    2.4%

(4)  Unocal                                                        2.3%

(5)  Bank of America                                               2.2%

(6)  Morgan Stanley Dean Witter                                    2.2%

(7)  Alcoa                                                         2.2%

(8)  General Motors                                                2.2%

(9)  ExxonMobil                                                    2.2%

(10) SBC Communications                                            2.2%

     Total                                                        24.2%

See page 7 for more detail.

Performance

Fund average annual total return as of 12/31/02(4, 6, 7)
(does not reflect sales charge)

Share Class       1 Year    5 Years   10 Years
----------------------------------------------
Class A           -23.33%     0.20%      8.41%
----------------------------------------------
Class B(1)        -23.99%    -0.54%      7.68%
----------------------------------------------
Class B           -23.87%    -0.52%      7.69%
----------------------------------------------
Class C           -23.94%    -0.52%      7.69%
----------------------------------------------
Class S           -23.05%     0.49%      8.73%
----------------------------------------------

Fund average annual total return as of 12/31/02(4, 5, 6, 7)
(at maximum applicable sales charge)

Share Class        1 Year   5 Years   10 Years
----------------------------------------------
Class A           -27.74%    -0.98%      7.77%
----------------------------------------------
Class B(1)        -27.77%    -0.80%      7.68%
----------------------------------------------
Class B           -27.65%    -0.77%      7.69%
----------------------------------------------
Class C           -24.69%    -0.52%      7.69%
----------------------------------------------
Class S           -23.05%     0.49%      8.73%
----------------------------------------------

Top 5 Industries
--------------------------------------------------------------------------------
% of fund net assets

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

December 31, 2002

Banks & Savings & Loan                     13.8%
Miscellaneous Financial                     9.0%
Communications, Media & Entertainment       6.8%
Integrated Oils:
Integrated International                    6.3%
Insurance                                   6.1%

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

June 30, 2002

Banks & Savings & Loan                     13.1%
Miscellaneous Financial                     8.7%
Integrated Oils:
Integrated International                    6.4%
Drugs & Biotechnology                       6.4%
Insurance                                   5.9%

Ticker Symbols
--------------------------------------------------------------------------------
State Street Research Large-Cap Value Fund

Class A: SSAVX Class B(1): SSVPX Class B: SSBIX Class C: SSDVX Class S: SSVCX

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(1)  Does not reflect sales charge.

(2) The Russell 1000 Value Index contains only those stocks in the Russell 1000 Index (a large-company index) that show below-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Large-Cap Value Funds Average shows performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1) share, or 1% Class C share contingent deferred sales charge where applicable.

(6) Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999. Class S shares, offered without a sales charge, are only available to certain employee benefit plans and through special programs.

(7) Performance results for the fund are increased by voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

[GRAPHIC]
--------------------------------------------------------------------------------
The Fund in Detail
--------------------------------------------------------------------------------

                    The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

                                                                         [PHOTO]

                    Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

                    For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

                    Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4 State Street Research Large-Cap Value Fund

About the Fund
--------------------------------------------------------------------------------


Business Structure

State Street Research Large-Cap Value Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Equity Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

     o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

     o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

     o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

     o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries.The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firms' employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital and, secondarily, income. In seeking to achieve its investment objective, under normal market conditions, the fund invests at least 80% of its net assets in large-cap value stocks, which may include common and preferred stocks, convertible securities and warrants. In keeping with its secondary goal, the fund also considers a company's potential for paying dividends.


Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure.The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.


            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States of America, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day was not a business day, then the most recent business day).The fund uses the following methods for determining the values of various types of securities:

     o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

     o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security has not traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

     o Securities maturing within 60 days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

     o    Interest -- The fund accrues interest daily as it is earned.

     o    Cash dividends -- The fund accrues these on the ex-dividend date.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund.

The fund may seek additional income by lending portfolio securities to qualified institutions.The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities, plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation. At December 31, 2002, there were no loaned securities.

The fund distributes its net earnings to its shareholders.The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles.The difference is primarily due to differing treatments for wash sale deferrals. The fund distributes its earnings on the following schedule:

     o Dividends from net investment income -- The fund ordinarily declares and pays these annually.

     o Net realized capital gains -- The fund distributes these annually, if any.

If the fund has no earnings to distribute, it will not make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such, the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

     o Expenses attributed to the fund -- The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

     o Expenses attributed to the trust of which the fund is a series -- These expenses are divided among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from these estimates.


The text and notes are an integral part of the financial statements.

6  State Street Research Large-Cap Value Fund

Portfolio Holdings
--------------------------------------------------------------------------------
December 31, 2002 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller subgroups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid black circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*    Denotes a security which has not paid a dividend during the last year.

# Denotes an American Depositary Receipt or a Global Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

   Issuer                                                 Shares         Value
   -----------------------------------------------------------------------------

   Common Stocks 99.8% of net assets

   Automobiles & Transportation 3.3% of net assets
   -----------------------------------------------------------------------------
   Automotive Parts 1.4%
   Delphi Automotive Systems Corp.                       185,439      $1,492,784
                                                                      ----------
   Railroads 1.9%
   Burlington Northern Santa Fe Corp.                     74,100       1,927,341
                                                                      ----------
   Total Automobiles & Transportation                                  3,420,125
                                                                      ----------

   Consumer Discretionary  20.3% of net assets
   -----------------------------------------------------------------------------

   Commercial Services 3.9%
   Cendant Corp.*                                        190,500       1,996,440
   Waste Management Inc.                                  86,800       1,989,456
                                                                      ----------
                                                                       3,985,896
                                                                      ----------

   Communications, Media & Entertainment 6.8%
   AOL Time Warner Inc.*                                  77,800       1,019,180
(8)General Motors Corp. Cl. H*                           212,600       2,274,820
   Liberty Media Corp.*                                  235,500       2,105,370
   Walt Disney Co.                                       102,700       1,675,037
                                                                      ----------
                                                                       7,074,407
                                                                      ----------

   Consumer Products 2.1%
   Kimberly-Clark Corp.                                   46,800       2,221,596
                                                                      ----------

   Leisure Time 1.5%
   Carnival Corp.                                         62,900       1,569,355
                                                                      ----------

   Restaurants 2.1%
   McDonald's Corp.                                      131,800       2,119,344
                                                                      ----------

   Retail 3.9%
   Federated Department Stores Inc.*                      76,400       2,197,264
   Gap Inc.                                               33,200         515,264
   Home Depot Inc.                                        54,500       1,305,820
                                                                      ----------
                                                                       4,018,348
                                                                      ----------
   Total Consumer Discretionary                                       20,988,946
                                                                      ----------

   Consumer Staples 3.3% of net assets
   -----------------------------------------------------------------------------

   Drug & Grocery Store Chains 3.3%
   CVS Corp.                                              53,000       1,323,410
   Kroger Co.*                                           134,000       2,070,300
                                                                      ----------
   Total Consumer Staples                                              3,393,710
                                                                      ----------


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
December 31, 2002

   Issuer                                                 Shares        Value
   -----------------------------------------------------------------------------

   Financial Services 28.9% of net assets
   -----------------------------------------------------------------------------

   Banks & Savings & Loan 13.8%
(5)Bank of America Corp.                                  33,200      $2,309,724
   Bank of New York Co., Inc.                             89,900       2,154,004
   FleetBoston Financial Corp.                            58,800       1,428,840
   J.P. Morgan Chase & Co.                                49,200       1,180,800
   National City Corp.                                    73,300       2,002,556
   PNC Financial Corp.                                    41,200       1,726,280
(3)US Bancorp                                            116,400       2,470,008
   Wells Fargo & Co.                                      20,700         970,209
                                                                      ----------
                                                                      14,242,421
                                                                      ----------

   Insurance 6.1%
   American International Group Inc.                      33,600       1,943,760
   Hartford Financial Services Group, Inc.                45,700       2,076,151
   XL Capital Ltd.                                        29,000       2,240,250
                                                                      ----------
                                                                       6,260,161
                                                                      ----------

   Miscellaneous Financial 9.0%
(1)Citigroup, Inc                                        111,000       3,906,090
   Marsh & McLennan Inc.                                  23,000       1,062,830
   MBNA Corp.                                            110,900       2,109,318
(6)Morgan Stanley Dean Witter & Co.                       57,300       2,287,416
                                                                      ----------
                                                                       9,365,654
                                                                      ----------
   Total Financial Services                                           29,868,236
                                                                      ----------

   Health Care 6.4% of net assets
   ----------------------------------------------------------------------------

   Drugs & Biotechnology 4.7%
   Bristol-Myers Squibb Co.                               79,300       1,835,795
   Schering-Plough Corp.                                  88,400       1,962,480
   Wyeth Inc.                                             28,000       1,047,200
                                                                      ----------
                                                                       4,845,475
                                                                      ----------

   Health Care Facilities 1.7%
   HCA Inc.                                               43,700       1,813,550
                                                                      ----------
   Total Health Care                                                   6,659,025
                                                                      ----------

   Integrated Oils 8.6% of net assets
   -----------------------------------------------------------------------------

   Integrated Domestic 2.3%
(4)Unocal Corp.                                           77,100       2,357,718
                                                                      ----------

   Integrated International 6.3%
   BP plc#                                                55,464       2,254,612
   ChevronTexaco Corp.                                    30,651       2,037,678
(9)ExxonMobil Corp.                                       64,800       2,264,112
                                                                      ----------
                                                                       6,556,402
                                                                      ----------
   Total Integrated  Oils                                              8,914,120
                                                                      ----------

   Issuer                                                 Shares        Value
   -----------------------------------------------------------------------------

   Materials & Processing 5.8% of net assets
   -----------------------------------------------------------------------------

   Chemicals 1.7%
   Rohm & Haas Co.                                        55,100      $1,789,648
                                                                      ----------

   Non-Ferrous Metals 2.2%
(7)Alcoa Inc.                                            100,300       2,284,834
                                                                      ----------

   Paper & Forest Products 1.9%
   International Paper Co.                                55,400       1,937,338
                                                                      ----------
   Total Materials & Processing                                        6,011,820
                                                                      ----------

   Other 5.4% of net assets
   ----------------------------------------------------------------------------

   Multi-Sector 5.4%
   General Electric Co.                                   43,900       1,068,965
   Honeywell International Inc.                           81,200       1,948,800
(2)Tyco International Ltd.                               151,600       2,589,328
                                                                      ----------
   Total Other                                                         5,607,093
                                                                      ----------

   Other Energy 2.7% of net assets
   ----------------------------------------------------------------------------

   Oil & Gas Producers 1.7%
   Anadarko Petroleum Corp.                               36,800       1,762,720
                                                                      ----------

   Oil Well Equipment & Services 1.0%
   Halliburton Co.                                        57,400       1,073,954
                                                                      ----------
   Total Other Energy                                                  2,836,674
                                                                      ----------

   Producer Durables 3.3% of net assets
   -----------------------------------------------------------------------------

   Aerospace 3.3%
   Boeing Co.                                             52,100       1,718,779
   United Technologies Corp.                              27,800       1,721,932
                                                                      ----------
   Total Producer Durables                                             3,440,711
                                                                      ----------

   Technology 5.4% of net assets
   -----------------------------------------------------------------------------

   Communications Technology 1.1%
   Motorola Inc.                                         125,100       1,082,115
                                                                      ----------

   Computer Technology 2.0%
   Hewlett-Packard Co.                                   119,273       2,070,579
                                                                      ----------

   Electronics 0.7%
   Flextronics International Ltd.*                        94,200         771,498
                                                                      ----------

   Electronics: Semiconductors/Components 1.6%
   Intel Corp.                                           106,300       1,655,091
                                                                      ----------
   Total Technology                                                    5,579,283
                                                                      ----------


The text and notes are an integral part of the financial statements.

8 State Street Research Large-Cap Value Fund

    Issuer                                             Shares        Value
    -------------------------------------------------------------------------

    Utilities 6.4% of net assets
    -------------------------------------------------------------------------

    Electrical 2.1%
    Dominion Resources Inc.                            38,700    $  2,124,630
                                                                 ------------

    Telecommunications 4.3%
    BellSouth Corp.                                    86,000       2,224,820
(10)SBC Communications Inc.                            83,500       2,263,685
                                                                 ------------
                                                                    4,488,505
                                                                 ------------
    Total Utilities                                                 6,613,135
                                                                 ------------

    Total Common Stocks                                           103,332,878(a)
                                                                 ------------

--------------------------------------------------------------------------------
(a)  The fund paid a total of $116,161,132 for these securities.
--------------------------------------------------------------------------------

                                                     Amount of
Issuer                                               Principal         Value
-----------------------------------------------------------------------------

Commercial Paper 1.0% of net assets
-----------------------------------------------------------------------------
American Express Credit Corp.
   1.10%, 1/02/2003                                   $154,000       $153,995
American Express Credit Corp.
   1.18%, 1/02/2003                                    647,000        646,979
American Express Credit Corp.
   1.27%, 1/06/2003                                    179,000        178,969
                                                                     --------
Total Commercial Paper                                                979,943(b)
                                                                     --------

--------------------------------------------------------------------------------
(b)  The fund paid a total $979,943 for these of securities.
--------------------------------------------------------------------------------

                                                         % of
                                                      Net Assets
-----------------------------------------------------------------------------

Summary of Portfolio Assets
-----------------------------------------------------------------------------
Investments                                             100.8%   $104,312,821(c)
-----------------------------------------------------------------------------
Other Assets, Less Liabilities                           (0.8%)      (793,585)
                                                        ------   ------------
Net Assets                                              100.0%   $103,519,236
                                                        ======   ============

--------------------------------------------------------------------------------
(c)  The fund paid a total of 117,141,0for these $ securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federal Income Tax Information

At December 31, 2002, the net unrealized depreciation of investments based on cost for federal income tax purposes of $117,868,008 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there is an excess of value over tax cost               $    5,731,156

Aggregate gross unrealized depreciation for all investments
in which there is an excess of tax cost over value                  (19,286,343)
                                                                ----------------

                                                                ($   13,555,187)
                                                                ================
--------------------------------------------------------------------------------

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a 12-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2001, through June 30, 2002, the fund incurred net capital losses of approximately $580,000 and intends to defer and treat such losses as arising in the fiscal year ended June 30, 2003.


            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2002 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value                                 $104,312,821(a)
Receivable for fund shares sold                            234,910
Dividends receivable                                       165,921
Receivable from distributor                                 38,730
Other assets                                                45,385
                                                      ------------
                                                       104,797,767

Liabilities

Payable for fund shares redeemed                           646,882
Payable for securities purchased                           257,624
Accrued transfer agent and shareholder services            135,728
Accrued management fee                                      61,614
Accrued trustees' fees                                       9,398
Payable to custodian                                         5,130(b)
Accrued administration fee                                   2,461
Other accrued expenses                                     159,694
                                                      ------------
                                                         1,278,531
                                                      ------------

Net Assets                                            $103,519,236
                                                      =============
Net Assets consist of:
   Undistributed net investment income                    $332,231
   Unrealized depreciation of investments              (12,828,254)
   Accumulated net realized loss                       (17,766,980)
   Paid-in capital                                     133,782,239
                                                      -------------
                                                      $103,519,236(c)
                                                      =============

-------------------------------------------------------------------------------
(a)  The fund paid a total of $117,141,075 for these securities.
-------------------------------------------------------------------------------
(b) As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At December 31, 2002, the payable to the custodian bank represents the amount due for cash advanced for the settlement of a security purchased.
--------------------------------------------------------------------------------
(c)                 Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class          Net Assets  /  Number of Shares  =    NAV
  A           $51,632,837         4,428,158        $11.66*
  B(1)        $19,541,645         1,761,801        $11.09**
  B           $18,930,871         1,701,444        $11.13**
  C            $4,211,343           378,695        $11.12**
  S            $9,202,540           789,178        $11.66

*  Maximum offering price per share = $12.37 ($11.66 / 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

10 State Street Research Large-Cap Value Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended December 31, 2002 (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                        $  1,212,443(1)
Interest                                                     10,427
                                                       -------------
                                                          1,222,870
Expenses

Management fee                                              372,965(2)
Transfer agent and shareholder services                     261,467(3)
Distribution and service fees - Class A                      87,256(4)
Distribution and service fees - Class B(1)                  100,320(4)
Distribution and service fees - Class B                     104,793(4)
Distribution and service fees - Class C                      21,185(4)
Custodian fee                                                52,507
Administration fee                                           39,599(5)
Reports to shareholders                                      34,560
Audit fee                                                    15,488
Registration fees                                            12,800
Trustees' fees                                                4,864(6)
Legal fees                                                    2,549
Miscellaneous                                                 9,599
                                                       -------------
                                                          1,119,952
Expenses borne by the distributor                          (222,730)(7)
Fees paid indirectly                                         (9,877)(8)
                                                       -------------
                                                            887,345
                                                       -------------
Net investment income                                       335,525
                                                       -------------
Realized and Unrealized Loss on Investments

Net realized loss on investments                        (16,103,628)(9)
Change in unrealized depreciation
   of investments                                        (2,648,292)
                                                       -------------
Net loss on investments                                 (18,751,920)
                                                       -------------
Net decrease in net assets resulting
   from operations                                     ($18,416,395)
                                                       =============

--------------------------------------------------------------------------------
(1)  The fund paid foreign taxes of $4,950.
--------------------------------------------------------------------------------
(2)  The management fee is 0.65% of fund net assets, annually.
--------------------------------------------------------------------------------
(3) Includes a total of $118,682 paid to the distributor and MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs.
--------------------------------------------------------------------------------
(4) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of December 31, 2002, there were $825,574, $181,094, and $1,231,057 for Class A, Class
     B, and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(5) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------
(6) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(7) Represents the share of expenses that the fund's distributor and its affiliates paid voluntarily.
--------------------------------------------------------------------------------
(8)  Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(9) The fund sold $41,395,782 worth of securities. During this same period, the fund also bought $27,963,281 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                       Six months ended
                                       December 31, 2002      Year ended
                                          (unaudited)        June 30, 2002
--------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment income                   $     335,525       $     129,048
Net realized loss on investments          (16,103,628)           (669,160)
Change in unrealized
  depreciation of investments              (2,648,292)        (20,632,791)
                                        ----------------------------------
Net decrease resulting
  from operations                         (18,416,395)        (21,172,903)
                                        ----------------------------------

Dividends from net investment income:
  Class A                                     (77,472)            (42,101)
  Class S                                     (41,064)            (25,121)
                                        ----------------------------------
                                             (118,536)            (67,222)
                                        ----------------------------------

Distributions from capital gains:
  Class A                                    (280,040)         (4,443,921)
  Class B(1)                                 (110,039)         (1,219,746)
  Class B                                    (106,747)         (2,411,917)
  Class C                                     (23,227)           (235,607)
  Class S                                     (48,447)         (1,243,820)
                                        ----------------------------------
                                             (568,500)         (9,555,011)
                                        ----------------------------------
Net increase (decrease) from
  fund share transactions                 (13,864,761)(a)      31,357,826
                                        ----------------------------------
Total increase (decrease)
  in net assets                           (32,968,192)            562,690

Net Assets

Beginning of period                       136,487,428         135,924,738
                                        ----------------------------------
End of period                           $ 103,519,236(b)    $ 136,487,428
                                        ==================================

--------------------------------------------------------------------------------
(b) Includes undistributed net investment income of $332,231 and $115,242, respectively.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

12 State Street Research Large-Cap Value Fund

--------------------------------------------------------------------------------
(a)  These transactions break down by share class as follows:

                                                           Six months ended
                                                           December 31, 2002                         Year ended
                                                              (unaudited)                          June 30, 2002
                                                      --------------------------------------------------------------
Class A                                                 Shares          Amount               Shares        Amount
--------------------------------------------------------------------------------------------------------------------
   Shares sold                                           831,454     $10,022,637*          2,212,070     $32,837,941
   Issued upon reinvestment of:
     Dividends from net investment income                  6,074          72,532               2,545          39,066
     Distributions from capital gains                     22,385         266,161             271,624       4,169,409
   Shares redeemed                                    (1,468,095)    (17,488,087)         (1,235,676)    (18,174,670)
                                                      --------------------------------------------------------------

   Net increase (decrease)                              (608,182)    ($7,126,757)          1,250,563     $18,871,746
                                                      ==============================================================

Class B(1)                                              Shares          Amount               Shares        Amount
--------------------------------------------------------------------------------------------------------------------
   Shares sold                                           301,256      $3,414,388**           951,945     $13,653,601
   Issued upon reinvestment of distributions from          9,302         105,205              81,339       1,192,045
   capital gains
   Shares redeemed                                      (315,239)     (3,544,533)***        (253,281)     (3,556,193)
                                                      --------------------------------------------------------------

   Net increase (decrease)                                (4,681)       ($24,940)            780,003     $11,289,453
                                                      ==============================================================

Class B                                                 Shares          Amount               Shares        Amount
--------------------------------------------------------------------------------------------------------------------
   Shares sold                                            68,276        $789,928             255,992      $3,671,905
   Issued upon reinvestment of distributions from          9,140         103,653             160,002       2,363,332
   capital gains
   Shares redeemed                                      (365,135)     (4,128,361)***        (571,789)     (8,182,697)
                                                      --------------------------------------------------------------

   Net decrease                                         (287,719)    ($3,234,780)           (155,795)    ($2,147,460)
                                                      ==============================================================

Class C                                                 Shares          Amount               Shares        Amount
--------------------------------------------------------------------------------------------------------------------
   Shares sold                                            67,438        $763,939**           293,437      $4,233,689
   Issued upon reinvestment of distributions from          1,882          21,332              14,673         216,743
   capital gains
   Shares redeemed                                       (73,420)       (838,100)****       (114,327)     (1,619,022)
                                                      --------------------------------------------------------------

   Net increase (decrease)                                (4,100)       ($52,829)            193,783      $2,831,410
                                                      ==============================================================

Class S                                                 Shares          Amount               Shares        Amount
--------------------------------------------------------------------------------------------------------------------
   Shares sold                                            97,236      $1,166,908             227,366      $3,414,572
   Issued upon reinvestment of:
     Dividends from net investment income                  3,432          40,807               1,600          24,527
     Distributions from capital gains                      4,050          48,155              80,984       1,241,493
   Shares redeemed                                      (427,227)     (4,681,325)           (282,183)     (4,167,915)
                                                      --------------------------------------------------------------

   Net increase (decrease)                              (322,509)    ($3,425,455)             27,767        $512,677
                                                      ==============================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share.

* Sales charges collected by the distributor and MetLife were $10,808 and $52,593, respectively.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $66,972, and $776 for Class B(1) and Class C, respectively, were paid by the distributor, not the fund.

*** Includes $38,998 and $ 5,936 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively.

****  Includes $589 in deferred sales charges collected by the distributor.

--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                          Class A
                                                            ---------------------------------------------------------------------
                                                            Six months ended                   Years ended June 30
                                                            December 31, 2002  --------------------------------------------------
Per-Share Data                                               (unaudited)(a)    2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                         13.51          16.84     14.57     21.30     21.68     19.68
                                                                -------        -------    ------   -------    ------    ------
  Net investment income ($)*                                      0.05           0.05      0.10      0.18      0.13      0.06
  Net realized and unrealized gain (loss) on investments ($)     (1.82)         (2.23)     2.71     (2.75)     1.64      4.74
                                                                -------        -------    ------   -------    ------    ------
Total from investment operations ($)                             (1.77)         (2.18)     2.81     (2.57)     1.77      4.80
                                                                -------        -------    ------   -------    ------    ------
  Dividends from net investment income ($)                       (0.02)         (0.01)    (0.08)    (0.20)    (0.09)    (0.06)
  Distributions from capital gains ($)                           (0.06)         (1.14)    (0.46)    (3.96)    (2.06)    (2.74)
                                                                -------        -------    ------   -------    ------    ------
Total distributions ($)                                          (0.08)         (1.15)    (0.54)    (4.16)    (2.15)    (2.80)
                                                                -------        -------    ------   -------    ------    ------
Net asset value, end of period ($)                               11.66          13.51     16.84     14.57     21.30     21.68
                                                                =======        =======    ======   =======    ======    ======
Total return (%) (b)                                            (13.12)(d)     (13.71)    19.50    (13.68)     9.61     27.62

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                       51,633         68,034    63,751    52,086    76,943    76,151
Expense ratio (%)*                                                1.32(e)        1.31      1.31      1.27      1.26      1.25
Expense ratio after expense reductions (%)*                       1.30(e)        1.30      1.29      1.26      1.25      1.25
Ratio of net investment income to average net assets (%)*         0.83(e)        0.33      0.62      1.11      0.68      0.29
Portfolio turnover rate (%)                                      24.61          52.21     82.10     80.37    118.91     81.53
*Reflects voluntary reduction of expenses of these
amounts (%)                                                       0.39(e)        0.39      0.32      0.24      0.05      0.03

                                                                                       Class B(1)
                                                            -------------------------------------------------------------
                                                            Six months ended                   Years ended June 30
                                                            December 31, 2002  ------------------------------------------
Per-Share Data                                               (unaudited)(a)    2002(a)   2001(a)   2000(a)   1999(a)(c)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)                        12.89          16.21     14.09     20.76     18.66
                                                                -------        -------   -------   -------   -------
   Net investment income (loss) ($)*                              0.01          (0.05)    (0.02)     0.06      0.02
   Net realized  and unrealized gain (loss) on investments ($)   (1.75)         (2.13)     2.61     (2.67)     2.09
                                                                -------        -------   -------   -------   -------
 Total from investment operations ($)                            (1.74)         (2.18)     2.59     (2.61)     2.11
                                                                -------        -------   -------   -------   -------
   Dividends from net investment income ($)                         --             --     (0.01)    (0.10)    (0.01)
   Distributions from capital gains ($)                          (0.06)         (1.14)    (0.46)    (3.96)       --
                                                                -------        -------   -------   -------   -------
 Total distributions ($)                                         (0.06)         (1.14)    (0.47)    (4.06)    (0.01)
                                                                -------        -------   -------   -------   -------
 Net asset value, end of period ($)                              11.09          12.89     16.21     14.09     20.76
                                                                =======        =======   =======   =======   =======
 Total return (%) (b)                                           (13.49)(d)     (14.33)    18.66    (14.33)    11.30(d)

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)                      19,542         22,769    15,995     7,504     4,244
 Expense ratio (%)*                                               2.02(e)        2.01      2.01      2.01      2.01(e)
 Expense ratio after expense reductions (%)*                      2.00(e)        2.00      1.99      2.00      2.00(e)
 Ratio of net investment income (loss) to average net
   assets (%)*                                                    0.14(e)       (0.38)    (0.12)     0.39      0.24(e)
 Portfolio turnover rate (%)                                     24.61          52.21     82.10     80.37    118.91
 *Reflects voluntary reduction of expenses of these
 amounts (%)                                                      0.41(e)        0.38      0.29      0.24      0.04(e)

The text and notes are an integral part of the financial statements.

14 State Street Research Large-Cap Value Fund

                                                                               Class B
                                                            ---------------------------------------------------------------------
                                                            Six months ended                   Years ended June 30
                                                            December 31, 2002  --------------------------------------------------
Per-Share Data                                               (unaudited)(a)    2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)                        12.92          16.26     14.12     20.77     21.25     19.42
                                                                -------        -------   -------   -------   -------   -------
   Net investment income (loss) ($)*                              0.01          (0.05)    (0.01)     0.06     (0.01)    (0.09)
   Net realized and unrealized gain (loss) on investments ($)    (1.74)         (2.15)     2.62     (2.67)     1.59      4.66
                                                                -------        -------   -------   -------   -------   -------
 Total from investment operations ($)                            (1.73)         (2.20)     2.61     (2.61)     1.58      4.57
                                                                -------        -------   -------   -------   -------   -------
   Dividends from net investment income ($)                        --             --      (0.01)    (0.08)      --        --
   Distributions from capital gains ($)                          (0.06)         (1.14)    (0.46)    (3.96)    (2.06)    (2.74)
                                                                -------        -------   -------   -------   -------   -------
 Total distributions ($)                                         (0.06)         (1.14)    (0.47)    (4.04)    (2.06)    (2.74)
                                                                -------        -------   -------   -------   -------   -------
 Net asset value, end of period ($)                              11.13          12.92     16.26     14.12     20.77     21.25
                                                                =======        =======   =======   =======   =======   =======
 Total return (%) (b)                                           (13.38)(d)     (14.36)    18.66    (14.33)     8.82     26.67

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)                      18,931         25,703    34,880    33,392    59,527    52,211
 Expense ratio (%)*                                               2.02(e)        2.01      2.01      2.01      2.01      2.00
 Expense ratio after expense reductions (%)*                      2.00(e)        2.00      1.99      2.00      2.00      2.00
 Ratio of net investment income (loss) to average net
   assets (%)*                                                    0.14(e)       (0.36)    (0.07)     0.37     (0.06)    (0.46)
 Portfolio turnover rate (%)                                     24.61          52.21     82.10     80.37    118.91     81.53
 *Reflects voluntary reduction of expenses of these amounts (%)   0.37(e)        0.40      0.33      0.24      0.05      0.03

                                                                                          Class C
                                                            ---------------------------------------------------------------------
                                                            Six months ended                   Years ended June 30
                                                            December 31, 2002  --------------------------------------------------
Per-Share Data                                               (unaudited)(a)    2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)                        12.91          16.26     14.13     20.78     21.26     19.41
                                                                -------        -------   -------   -------   -------   -------
   Net investment income (loss) ($)*                              0.01          (0.05)    (0.02)     0.06     (0.01)    (0.09)
   Net realized and unrealized gain (loss) on investments ($)    (1.74)         (2.16)     2.62     (2.66)     1.59      4.68
                                                                -------        -------   -------   -------   -------   -------
 Total from investment operations ($)                            (1.73)         (2.21)     2.60     (2.60)     1.58      4.59
                                                                -------        -------   -------   -------   -------   -------
   Dividends from net investment income ($)                        --             --      (0.01)    (0.09)      --        --
   Distributions from capital gains ($)                          (0.06)         (1.14)    (0.46)    (3.96)    (2.06)    (2.74)
                                                                -------        -------   -------   -------   -------   -------
 Total distributions ($)                                         (0.06)         (1.14)    (0.47)    (4.05)    (2.06)    (2.74)
                                                                -------        -------   -------   -------   -------   -------
 Net asset value, end of period ($)                              11.12          12.91     16.26     14.13     20.78     21.26
                                                                =======        =======   =======   =======   =======   =======
 Total return (%) (b)                                           (13.39)(d)     (14.48)    18.69    (14.30)     8.81     26.80

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)                       4,211          4,944     3,074     1,189     1,555     1,718
 Expense ratio (%)*                                               2.02(e)        2.01      2.01      2.01      2.01      2.00
 Expense ratio after expense reductions (%)*                      2.00(e)        2.00      1.99      2.00      2.00      2.00
 Ratio of net investment income (loss) to average net
   assets (%)*                                                    0.13(e)       (0.38)    (0.14)     0.36     (0.07)    (0.43)
 Portfolio turnover rate (%)                                     24.61          52.21     82.10     80.37    118.91     81.53
 *Reflects voluntary reduction of expenses of these
 amounts (%)                                                      0.39(e)        0.37      0.28      0.24      0.05      0.03

(a)  Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c)  January 1, 1999 (commencement of share class), to June 30, 1999
(d)  Not annualized
(e)  Annualized


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                        Class S
                                                            ---------------------------------------------------------------------
                                                            Six months ended                   Years ended June 30
                                                            December 31, 2002  --------------------------------------------------
Per-Share Data                                               (unaudited)(a)    2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)                        13.53          16.81     14.54     21.26     21.65     19.66
                                                                -------        -------   -------   -------   -------   -------
   Net investment income ($)*                                     0.06           0.10      0.15      0.22      0.17      0.11
   Net realized and unrealized gain (loss) on investments ($)    (1.82)         (2.22)     2.69     (2.74)     1.64      4.73
                                                                -------        -------   -------   -------   -------   -------
 Total from investment operations ($)                            (1.76)         (2.12)     2.84     (2.52)     1.81      4.84
                                                                -------        -------   -------   -------   -------   -------
   Dividends from net investment income ($)                      (0.05)         (0.02)    (0.11)    (0.24)    (0.14)    (0.11)
   Distributions from capital gains ($)                          (0.06)         (1.14)    (0.46)    (3.96)    (2.06)    (2.74)
                                                                -------        -------   -------   -------   -------   -------
 Total distributions ($)                                         (0.11)         (1.16)    (0.57)    (4.20)    (2.20)    (2.85)
                                                                -------        -------   -------   -------   -------   -------
 Net asset value, end of period ($)                              11.66          13.53     16.81     14.54     21.26     21.65
                                                                =======        =======   =======   =======   =======   =======
 Total return (%) (b)                                           (12.98)(d)     (13.41)    19.89    (13.42)     9.84     27.90

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)                       9,203         15,038    18,226    17,038    63,346   103,046
 Expense ratio (%)*                                               1.02(e)        1.01      1.01      1.01      1.01      1.00
 Expense ratio after expense reductions (%)*                      1.00(e)        1.00      0.99      1.00      1.00      1.00
 Ratio of net investment income to average net assets (%)*        1.09(e)        0.64      0.93      1.36      0.89      0.55
 Portfolio turnover rate (%)                                     24.61          52.21     82.10     80.37    118.91     81.53
 *Reflects voluntary reduction of expenses of these amounts (%)   0.38(e)        0.40      0.33      0.24      0.05      0.03

(a)  Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c)  January 1, 1999 (commencement of share class), to June 30, 1999
(d)  Not annualized
(e)  Annualized


The text and notes are an integral part of the financial statements.

16 State Street Research Large-Cap Value Fund

State Street Research Equity Trust

                                                                                    Number of Funds
Name,       Position(s)   Term of Office                                            in Fund Complex            Other
Address     Held with     and Length of           Principal Occupations              Overseen by         Directorships Held
and Age(a)     Fund       Time Served(b)           During Past 5 Years             Trustee/Officer(c)    by Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Independent
Trustees
------------------------------------------------------------------------------------------------------------------------------------
Bruce R.     Trustee        Since 1999     Retired; formerly Chairman of the Board,        24        Ceridian Corporation
Bond                                       Chief Executive Officer and President,
(56)                                       PictureTel Corporation (video
                                           conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A.     Trustee        Since 1997     Retired; formerly Senior Vice President         44        Metropolitan Series Fund, Inc.
Garban                                     for Finance and Operations and                            (d)
(65)                                       Treasurer, The Pennsylvania State
                                           University
------------------------------------------------------------------------------------------------------------------------------------
Dean O.      Trustee        Since 1986     Retired; formerly Executive Vice                44        The Clorox Company; KLA-Tencor
Morton                                     President, Chief Operating Officer and                    Corporation; BEA Systems, Inc.;
(70)                                       Director, Hewlett-Packard Company                         Cepheid; Pharsight Corporation;
                                           (computer manufacturer)                                   and Metropolitan Series Fund,
                                                                                                     Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M.     Trustee        Since 1999     Dean, School of Business and Public             24        None
Phillips                                   Management, George Washington
(58)                                       University; formerly a member of the
                                           Board of Governors of the Federal
                                           Reserve System; and Chairman and
                                           Commissioner of the Commodity Futures
                                           Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby         Trustee        Since 1993     President, Founders Investments Ltd.            44        A.P. Pharma, Inc.; and
Rosenblatt                                 (investments); formerly President, The                    Metropolitan Series Fund,
(64)                                       Glen Ellen Company (private investment                    Inc.(d)
                                           firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.   Trustee        Since 1987     Jay W. Forrester Professor of                   44        Metropolitan Series Fund, Inc.
Scott                                      Management, Sloan School of Management,                   (d)
Morton                                     Massachusetts Institute of Technology
(65)
------------------------------------------------------------------------------------------------------------------------------------
James M.     Trustee        Since 2002     Attorney; formerly Partner, Dechert             24        SEI Investments Funds
Storey                                     (law firm)                                                (consisting of 104 portfolios);
(71)                                                                                                 and The Massachusetts Health &
                                                                                                     Education Tax-Exempt Trust
------------------------------------------------------------------------------------------------------------------------------------
Interested
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Richard S.   Trustee        Since 2000     Chairman of the Board, President and            24        None
Davis++                                    Chief Executive Officer of State Street
(57)                                       Research & Management Company; formerly
                                           Senior Vice President, Fixed Income
                                           Investments, Metropolitan Life Insurance
                                           Company; and Managing Director, J.P.
                                           Morgan Investment Management
------------------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------------------
Anthony        Vice         Since 2003     Vice President of State Street Research         3         None
Forcione     President                     & Management Company; formerly associate
(32)                                       portfolio manager and equity analyst,
                                           State Street Research & Management
                                           Company
------------------------------------------------------------------------------------------------------------------------------------
C. Kim         Vice         Since 2002     Managing Director and Chief Investment          22        None
Goodwin      President                     Officer-Equities of State Street
(43)                                       Research & Management Company; formerly
                                           Chief Investment Officer-U.S. Growth
                                           Equities, American Century; and Senior
                                           Vice President and portfolio manager,
                                           Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
John S.        Vice         Since 2001     Managing Director, Chief Financial              24        None
Lombardo     President                     Officer and Director of State Street
(48)                                       Research & Management Company; formerly
                                           Executive Vice President, State Street
                                           Research & Management Company; and
                                           Senior Vice President, Product and
                                           Financial Management, MetLife Auto &
                                           Home
------------------------------------------------------------------------------------------------------------------------------------
Daniel J.      Vice         Since 1990     Senior Vice President of State Street           3         None
Rice III     President                     Research & Management Company
(51)
------------------------------------------------------------------------------------------------------------------------------------
Peter          Vice         Since 1998     Managing Director of State Street               7         None
Zuger        President                     Research & Management Company; formerly
(54)                                       Senior Vice President, State Street
                                           Research & Management Company; and
                                           portfolio manager and Vice President,
                                           American Century Investment Management
                                           Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A.   Treasurer      Since 2001     Senior Vice President and Treasurer of          24        None
Romich                                     State Street Research & Management
(46)                                       Company; formerly Vice President and
                                           Assistant Treasurer, State Street
                                           Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.   Secretary      Since 1995     Managing Director, General Counsel and          24        None
McNamara,                                  Secretary of State Street Research &
III                                        Management Company; formerly Executive
(47)                                       Vice President, State Street Research &
                                           Management Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

Glossary

12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value."


18 State Street Research Large-Cap Value Fund

                                                         ----------------
[LOGO] STATE STREET RESEARCH                                 PRSRT STD
One Financial Center o Boston, MA 02111-2690               U.S. POSTAGE
                                                               PAID
                                                             PERMIT #6
                                                            HUDSON, MA
                                                         ----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[GRAPHIC] Internet
          www.ssrfunds.com

[GRAPHIC] E-mail
          info@ssrfunds.com

[GRAPHIC] Phone
          1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week,
          24 hours a day
          Hearing-impaired: 1-800-676-7876
          Chinese- and Spanish-speaking: 1-888-638-3193

[GRAPHIC] Fax
          1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

[GRAPHIC] Mail
          State Street Research Service Center
          P.O. Box 8408, Boston, MA 02266-8408

State Street Research
FYI
--------------------------------------------------------------------------------

   [GRAPHIC]      State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS
                  (1-877-773-8637).

   [GRAPHIC]      Did you know that you can give a State Street Research mutual
for Excellence    fund as a gift? To learn more, call a service center
in Shareholder    representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday
   Service        through Friday, 8am-6pm eastern time.

   [GRAPHIC]      The DALBAR awards recognize quality shareholder service and
for Excellence    quality shareholder communications, and should not be
in Shareholder    considered a rating of fund performance. The survey included
Communication     mutual fund complexes that volunteered or were otherwise
                  selected to participate and was not industrywide.


For 24-Hour
Automated Access
to Your Account

[GRAPHIC] 1-87-SSR-FUNDS
         ---------------
         (1-877-773-8637

    www.ssrfunds.com

OverView
--------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our web site at www.ssrfunds.com.


Webcasts
--------------------------------------------------------------------------------
[GRAPHIC}   For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research web cast.

Complete Fund Listing
--------------------------------------------------------------------------------
[GRAPHIC]   For a list of our funds, visit our web site at www.ssrfunds.com under Research Our Funds.

--------------------------------------------------------------------------------
This report must be accompanied or preceded by a current State Street Research Large-Cap Value Fund prospectus. When used after March 31, 2003, this report must be accompanied by the most recent Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

(C)2003 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0204)SSR-LD                                     LCV-1227-0203

[LOGO] STATE STREET RESEARCH

       Mid-Cap Value Fund
--------------------------------------------------------------------------------
                                         Semiannual Report to Shareholders
                                         December 31, 2002

In This Report     Investment Update

                                    [PHOTO]

                                            plus

                                            A Review of Fund Performance
                                            Key Facts and Financial Statements

--------------------------------------------------------------------------------
     Contents

2    6-Month Review
     A look at the fund and its market environment over the past 6 months

4    The Fund in Detail
     Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman

[PHOTO]

Richard S. Davis

Will This Be the Year that U.S. growth finally bounces back and the U.S. stock market stages a rebound? We are encouraged by a variety of signs that suggest better times for the year ahead, but no one can predict the performance of the economy or the financial markets. That makes it all the more important to have a long-term plan for your investments and to stay with it regardless of what is happening around you. You may have been unsettled by the market's volatility in the past three years. But remember, volatility also creates opportunities, especially in markets that have been beaten down.

Keep in mind that every investor is different. Now may be a good time to talk to your investment professional about opportunities that make sense for your personal risk tolerance.

As always, thank you for choosing State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis, Chairman
December 31, 2002

6 Month Review

[GRAPHIC]

                            How State Street Research
                          Mid-Cap Value Fund Performed

State Street Research Mid-Cap Value Fund returned -18.49% for the 6-month period ended December 31, 2002.(1) That was less than both the Russell Midcap(R) Value Index, which returned -12.16%, and the Lipper Mid-Cap Value Funds Average, which returned -12.08% for the period.(2, 3)

Reasons for the Fund's Performance
The fund's disappointing performance can be attributed to continued investor concern about sluggish business activity, high-visibility corporate failures and corporate governance issues. Although our emphasis on cyclical stocks had a modestly positive impact on fourth quarter results, it hurt overall performance for the second half of 2002. Selected holdings in the Materials & Processing and Health Care sectors were disappointing performers.We were also hurt by our underweighting in regional banks, which were among the top performers in the Financial Services sector.

Strong stock selection in various sectors helped boost the portfolio's returns. In Technology, Flextronics International rallied after poor performance in the first half of 2002. In addition, Bausch & Lomb in Health Care, Republic Services, a waste management company, and Burlington Resources, an oil and gas producer, also posted gains during the period.

Looking Ahead
In 2003, we expect the modest improvement in U.S. economic growth to continue, although consumer spending is likely to slow as the tailwind of strong mortgage refinancing fades.We have shifted our emphasis toward stocks that are sensitive to the economy, which we expect to benefit from an improving business envi-ronment.We continue to favor Consumer Discretionary stocks and have also emphasized the Automobiles & Transportation, Health Care and Energy sectors. |_|

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)

[DOWN ARROW]
  -18.49%

"We expect the modest improvement in U.S. economic growth to continue."

[PHOTO]
Peter Zuger
Portfolio Manager, State Street Research Mid-Cap Value Fund

Russell Midcap
Value Index(2)

[DOWN ARROW]
  -12.16%


2 State Street Research Mid-Cap Value Fund

The Fund at a Glance as of 12/31/02
--------------------------------------------------------------------------------
State Street Research Mid-Cap Value Fund is a stock fund with a value approach to mid-cap investing.

Hits & Misses

[GRAPHIC]
Bausch & Lomb
We invested in this brand-name manufacturer and distributor of eye care products because it has a new management team that is committed to improving results. The stock has done well and we continue to believe that it is inexpensive based on our estimate of future earnings.

[GRAPHIC]
Allegheny Technologies
The recession hurt earnings for this stainless steel and specialty metals manufacturer, and its stock price has declined sharply. However, the company's cash flow is positive and we continue to believe the company will turn around. We added to our position.

Total Net Assets: $410 million
--------------------------------------------------------------------------------

Top 10 Holdings

    Issuer/Security                    % of fund net assets

(1)  NiSource                                          2.4%

(2)  Cooper Industries                                 2.3%

(3)  MeadWestvaco                                      2.3%

(4)  PPL                                               2.3%

(5)  SPX                                               2.2%

(6)  Comerica                                          2.2%

(7)  Constellation Energy Group                        2.2%

(8)  Viad                                              2.2%

(9)  RR Donnelley & Sons                               2.2%

(10) Smurfit-Stone Container                           2.2%

     Total                                            22.5%

See page 7 for more detail.

Performance

Fund average annual total return as of 12/31/02(4, 6, 7)
(does not reflect sales charge)

Share Class               1 Year       5 Years     10 Years
-----------------------------------------------------------
Class A                  -19.98%         3.99%       11.28%
-----------------------------------------------------------
Class B(1)               -20.58%         3.22%       10.52%
-----------------------------------------------------------
Class B                  -20.29%         3.32%       10.58%
-----------------------------------------------------------
Class C                  -20.57%         3.25%       10.54%
-----------------------------------------------------------
Class S                  -19.77%         4.26%       11.60%
-----------------------------------------------------------

Fund average annual total return as of 12/31/02(4, 5, 6, 7)
(at maximum applicable sales charge)

Share Class               1 Year       5 Years     10 Years
-----------------------------------------------------------
Class A                  -24.58%         2.77%       10.62%
-----------------------------------------------------------
Class B(1)               -24.33%         2.92%       10.52%
-----------------------------------------------------------
Class B                  -24.06%         3.03%       10.58%
-----------------------------------------------------------
Class C                  -21.30%         3.25%       10.54%
-----------------------------------------------------------
Class S                  -19.77%         4.26%       11.60%
-----------------------------------------------------------

Top 5 Industries
--------------------------------------------------------------------------------
% of fund net assets

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

December 31, 2002

Banks & Savings & Loan         8.2%
Miscellaneous Financial        7.3%
Utilities: Electrical          6.9%
Insurance                      6.6%
Commercial Services            6.5%

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

June 30, 2002

Utilities: Electrical          7.8%
Commercial Services            7.4%
Banks & Savings & Loan         6.4%
Miscellaneous Financial        5.7%
Insurance                      4.7%

Ticker Symbols
--------------------------------------------------------------------------------
State Street Research Mid-Cap Value Fund
Class A: SSEAX Class B(1): SSAPX Class B: SSEBX Class C: SSEDX Class S: SSICX

(1)  Does not reflect sales charge.

(2) The Russell Midcap Value Index contains those stocks within the complete Russell Midcap(R) Index (800 of the smallest securities in the Russell 1000(R) Index) that show below-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Mid-Cap Value Funds Average shows performance of a category of mutual funds with similar goals. The Lipper Average shows you how well the fund has done compared with competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1) share, or 1% Class C share contingent deferred sales charge where applicable.

(6) Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999. Class S shares offered without sales charge are available only to certain employee benefit plans and through special programs.

(7) Performance results for the fund are increased by the voluntary reduction of fund fees and expenses, without subsidization performance would have been lower.

[GRAPHIC}
The Fund in Detail


                    The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

                                                                       [GRAPHIC]

                    Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

                    For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

                    Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4 State Street Research Mid-Cap Value Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Mid-Cap Value Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities.This fund is a series of State Street Research Equity Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

     o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

     o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

     o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

     o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firms' employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 80% of its total assets in mid-cap value stocks, which may include common and preferred stocks, convertible securities and warrants.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure.The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. From July 1, 2002, to August 31, 2002, Class B shares paid annual service and distribution fees of 1.00%. Effective September 1, 2002, the annual service and distribution fees paid by Class B shares were voluntarily reduced to 0.00%. Class B shares automatically convert into Class A shares at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.


            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day was not a business day, then the most recent business day).The fund uses the following methods for determining the values of various types of securities:

     o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

     o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security has not traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

     o Other securities -- The fund prices these securities at fair value under procedures established and supervised by the trustees.

     o Securities maturing within 60 days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

     o    Interest -- The fund accrues interest daily as it is earned.

     o    Cash dividends -- The fund accrues these on the ex-dividend date.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund.

The fund may seek additional income by lending portfolio securities to qualified institutions.The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money.The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders.The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles.The difference is primarily due to differing treatments for wash sale deferrals. The fund distributes its earnings on the following schedule:

     o Dividends from net investment income -- The fund ordinarily declares and pays these annually.

     o Net realized capital gains -- The fund distributes these annually, if any.

If the fund has no earnings to distribute, it will not make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such, the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

     o Expenses attributed to the fund -- The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

     o Expenses attributed to the trust of which the fund is a series -- These expenses are divided among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include legal fees and trustee fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from these estimates.


The text and notes are an integral part of the financial statements.

6 State Street Research Mid-Cap Value Fund

Portfolio Holdings
--------------------------------------------------------------------------------
December 31, 2002 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller subgroups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid black circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*    Denotes a security which has not paid a dividend during the last year.

@ Security valued under consistently applied procedures established by the Trustees.

++ Security restricted as to public resale. As of the report date, the fund had 0.01% of net assets in restricted securities.
--------------------------------------------------------------------------------

   Issuer                                                Shares          Value
   -----------------------------------------------------------------------------

   Common Stocks 98.7% of net assets

   Automobiles & Transportation 6.5% of net assets
   -----------------------------------------------------------------------------

   Automotive Parts 4.6%
   Delphi Automotive Systems Corp.                       847,400      $6,821,570
   Magna International Inc. Cl. A                        122,900       6,900,835
   Navistar International Corp.*                         212,100       5,156,151
                                                                     -----------
                                                                      18,878,556
                                                                     -----------

   Truckers 1.9%
   CNF Inc.                                              228,100       7,582,044
                                                                     -----------
   Total Automobiles & Transportation                                 26,460,600
                                                                     -----------

   Consumer Discretionary 20.0% of net assets
   -----------------------------------------------------------------------------

   Advertising Agencies 2.0%
   Valassis Communications Inc.*                         282,900       8,325,747
                                                                     -----------

   Commercial Services 6.5%
   Cendant Corp.*                                        731,600       7,667,168
   FreedomPay Inc.*++@
     (acquired 3/29/00, cost $6,964)                     430,512           4,305
   Manpower Inc.                                         217,100       6,925,490
   Republic Services Inc.*                               137,200       2,878,456
(8)Viad Corp.                                            405,700       9,067,395
                                                                     -----------
                                                                      26,542,814
                                                                     -----------

   Consumer Products 0.8%
   International Flavors & Fragrances Inc.                91,800       3,222,180
                                                                     -----------

   Household Furnishings 1.5%
   Stanley Works                                         182,100       6,297,018
                                                                     -----------

   Leisure Time 1.6%
   Royal Caribbean Cruises Ltd.                          387,100       6,464,570
                                                                     -----------

   Printing & Publishing 4.3%
   Reader's Digest Association Inc. Cl. A                569,600       8,600,960
(9)RR Donnelley & Sons Co.                               412,600       8,982,302
                                                                     -----------
                                                                      17,583,262
                                                                     -----------

   Retail 1.8%
   Federated Department Stores Inc.*                     259,600       7,466,096
                                                                     -----------

   Textile Apparel Manufacturers 1.5%
   Jones Apparel Group Inc.*                             171,400       6,074,416
                                                                     -----------
   Total Consumer Discretionary                                       81,976,103
                                                                     -----------


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
December 31, 2002

    Issuer                                               Shares          Value
    ----------------------------------------------------------------------------

    Financial Services 28.1% of net assets
    ----------------------------------------------------------------------------

    Banks & Savings & Loan 8.2%
    Charter One Financial Inc.                           266,100      $7,645,053
    City National Corp.                                   60,600       2,665,794
(6) Comerica Inc.                                        210,900       9,119,316
    KeyCorp                                              328,600       8,261,004
    Mercantile Bankshares Corp.                          157,900       6,093,361
                                                                     -----------
                                                                      33,784,528
                                                                     -----------

    Insurance 6.6%
    ACE Limited                                          273,100       8,012,754
    Lincoln National Corp.                               241,900       7,639,202
    The St. Paul Companies Inc.                          152,600       5,196,030
    XL Capital Ltd.                                       77,600       5,994,600
                                                                     -----------
                                                                      26,842,586
                                                                     -----------

    Miscellaneous Financial 7.3%
    Ambac Financial Group Inc.                           100,650       5,660,556
    Capital One Financial Corp.                          263,000       7,816,360
    CIT Group Inc.*                                      428,400       8,396,640
    MGIC Investment Corp.                                190,800       7,880,040
                                                                     -----------
                                                                      29,753,596
                                                                     -----------

    Real Estate Investment Trusts 2.0%
    Boston Properties Inc.                               226,700       8,356,162
                                                                     -----------

    Securities Brokerage & Services 4.0%
    Lehman Brothers Holdings Inc.                        149,300       7,956,197
    Stilwell Financial Inc.                              635,400       8,304,678
                                                                     -----------
                                                                      16,260,875
                                                                     -----------
    Total Financial Services                                         114,997,747
                                                                     -----------

    Health Care 6.0% of net assets
    ----------------------------------------------------------------------------

    Drugs & Biotechnology 3.8%
    Andrx Corp.*                                         322,600       4,732,542
    Biogen Inc.*                                         128,500       5,147,710
    Ribapharm Inc.*                                      881,563       5,774,237
                                                                     -----------
                                                                      15,654,489
                                                                     -----------

    Hospital Supply 2.2%
    Bausch & Lomb Inc.                                   244,618       8,806,248
                                                                     -----------
    Total Health Care                                                 24,460,737
                                                                     -----------

    Integrated Oils 2.1% of net assets
    ----------------------------------------------------------------------------

    Integrated Domestic 2.1%
    Unocal Corp.                                         287,200       8,782,576
                                                                     -----------
    Total Integrated Oils                                              8,782,576
                                                                     -----------

    Issuer                                                Shares          Value
    ----------------------------------------------------------------------------

    Materials & Processing 11.3% of net assets
    ----------------------------------------------------------------------------

    Chemicals 1.2%
    Rohm & Haas Co.                                      143,900      $4,673,872
                                                                     -----------

    Containers & Packaging 2.2%
(10)Smurfit-Stone Container Corp.*                       581,400       8,948,327
                                                                     -----------

    Diversified Manufacturing 1.0%
    American Standard Companies Inc.*                     57,700       4,104,778
                                                                     -----------

    Paper & Forest Products 3.2%
    Bowater Inc.                                          89,900       3,771,305
(3) MeadWestvaco Corp.                                   383,464       9,475,396
                                                                     -----------
                                                                      13,246,701
                                                                     -----------

    Steel 3.7%
    Alaska Steel Holding Corp.*                        1,074,900       8,599,200
    Allegheny Technologies Inc.                        1,057,500       6,588,225
                                                                      15,187,425
                                                                     -----------
    Total Materials & Processing                                      46,161,103
                                                                     -----------

    Other 4.2% of net assets
    ----------------------------------------------------------------------------

    Multi-Sector 4.2%
(5) SPX Corp.*                                           244,400       9,152,780
    Textron Inc.                                         193,000       8,297,070
                                                                     -----------
    Total Other                                                       17,449,850
                                                                     -----------

    Other Energy 6.9% of net assets
    ----------------------------------------------------------------------------

    Oil & Gas Producers 3.9%
    Burlington Resources Inc.                            208,300       8,883,995
    Ocean Energy Inc.                                    361,500       7,219,155
                                                                     -----------
                                                                      16,103,150
                                                                     -----------

    Oil Well Equipment & Services 3.0%
    Halliburton Co.                                      224,500       4,200,395
    Noble Corp.*                                         222,200       7,810,330
                                                                     -----------
                                                                      12,010,725
                                                                     -----------
    Total Other Energy                                                28,113,875
                                                                     -----------


The text and notes are an integral part of the financial statements.

8 State Street Research Mid-Cap Value Fund

    Issuer                                             Shares          Value
    -------------------------------------------------------------------------

    Producer Durables 3.4% of net assets
    -------------------------------------------------------------------------

    Aerospace 1.1%
    Rockwell Collins Inc.                             195,900    $  4,556,634
                                                                 ------------

    Electrical Equipment & Components 2.3%
(2) Cooper Industries Ltd.                            262,100       9,553,545
                                                                 ------------

    Production Technology Equipment 0.0%
    Phase Metrics Inc.*++@
      (acquired 1/23/98 and
      6/9/98, cost $1,321,127)                        108,409          21,682
                                                                 ------------
    Total Producer Durables                                        14,131,861
                                                                 ------------

    Technology 3.3% of net assets
    -------------------------------------------------------------------------

    Communications Technology 1.9%
    NCR Corp.*                                        323,600       7,682,264
                                                                 ------------

    Electronics 0.8%
    Flextronics International Ltd.*                   385,600       3,158,064
                                                                 ------------

    Electronics: Semiconductors/Components 0.6%
    National Semiconductor Corp.*                     179,500       2,694,295
                                                                 ------------
    Total Technology                                               13,534,623
                                                                 ------------

    Utilities 6.9% of net assets
    -------------------------------------------------------------------------

    Electrical 6.9%
(7) Constellation Energy Group Inc.                   327,300       9,105,486
(1) NiSource Inc.                                     481,650       9,633,000
(4) PPL Corp.                                         272,400       9,446,832
                                                                 ------------
    Total Utilities                                                28,185,318
                                                                 ------------

    Total Common Stocks                                           404,254,393(a)
                                                                 ------------

-----------------------------------------------------------------
(a)  The fund paid a $ 433,301,929 total of for these securities.
-----------------------------------------------------------------

                                                   Amount of
    Issuer                                         Princiapl           Value
    -------------------------------------------------------------------------

    Commercial Paper 0.2% of net assets
    American Express Credit Corp.
      1.27%, 1/06/2003                               $760,000        $759,866
                                                                 ------------
    Total Commercial Paper                                            759,866(b)
                                                                 ------------

------------------------------------------------------------
(b)  The fund paid a total of $759,866 for these securities.
------------------------------------------------------------

                                                    % of
                                                  Net Assets
    -------------------------------------------------------------------------

    Summary of Portfolio Assets
    Investments                                      98.9%       $405,014,259(c)
    Other Assets, Less Liabilities                    1.1%          4,532,113
                                                    ------       ------------
    Net Assets                                      100.0%       $409,546,372
                                                    ======       ============

----------------------------------------------------------------
(c)  The fund paid a total of $434,061,795 for these securities.
----------------------------------------------------------------

--------------------------------------------------------------------------------

    Federal Income Tax Information

    At December 31, 2002, the net unrealized depreciation of investments based on cost for federal income tax purposes of $434,274,261 was as follows:

    Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost              $28,630,901

    Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value              (57,890,903)
                                                                   -------------

                                                                   ($29,260,002)
                                                                   =============

--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2002 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at value*                                  $405,014,259 (a)
Collateral for securities on loan                         27,660,999
Receivable for securities sold                             6,247,622
Receivable for fund shares sold                            1,043,773
Dividends receivable                                         865,779
Receivable from distributor                                   26,174
Other assets                                                  64,725
                                                        ------------
                                                         440,923,331

Liabilities

Payable for collateral received on securities loaned      27,660,999
Payable for fund shares redeemed                           2,165,310
Payable for securities purchased                             714,469
Accrued management fee                                       238,051
Payable to custodian                                         205,940 (b)
Accrued distribution and service fees                        171,420
Accrued transfer agent and shareholder services              103,063
Accrued trustees' fees                                         6,871
Accrued administration fee                                     5,690
Other accrued expenses                                       105,146
                                                        ------------
                                                          31,376,959
                                                        ------------

Net Assets                                              $409,546,372
                                                        ============

Net Assets consist of:
    Undistributed net investment Income                     $418,333
    Unrealized depreciation of investments               (29,047,536)
    Accumulated net realized loss                        (58,937,974)
    Paid-in capital                                      497,113,549
                                                        ------------
                                                        $409,546,372 (c)
                                                        ============

*Includes securities on loan valued at $26,772,942

--------------------------------------------------------------------------------
(a)  The fund paid a total of $434,061,795 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b) As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At December 31, 2002, the payable to the custodian bank represents the amount due for cash advanced for the settlement of a security purchased.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(c)                 Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class             Net Assets  /  Number of Shares  =    NAV
  A             $191,056,801        14,881,420        $12.84*
  B(1)           $76,238,092         6,080,350        $12.54**
  B              $59,844,426         4,728,483        $12.66**
  C              $56,427,832         4,480,936        $12.59**
  S              $25,979,221         2,013,233        $12.90

*    Maximum offering price per share = $13.62 ($12.84 / 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

10 State Street Research Mid-Cap Value Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended December 31, 2002 (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income
Dividends, net of foreign taxes                      $3,552,582(1)
Interest                                                123,351(2)
                                                   -------------
                                                      3,675,933

Expenses
Management fee                                        1,406,180(3)
Transfer agent and shareholder services                 637,215(4)
Distribution and service fees - Class A                 303,798(5)
Distribution and service fees - Class B(1)              393,645(5)
Distribution and service fees - Class B                 130,287(5)
Distribution and service fees - Class C                 280,662(5)
Custodian fee                                            74,240(5)
Reports to shareholders                                  45,867
Administration fee                                       36,992(6)
Audit fee                                                16,512
Registration fees                                        12,928
Trustees' fees                                            8,960(7)
Legal fees                                                6,016
                                                   -------------
                                                      3,353,302
Expenses borne by the distributor                       (74,848)(8)
Fees paid indirectly                                    (20,854)(9)
                                                   -------------
                                                      3,257,600
                                                   -------------
Net investment income                                   418,333
                                                   -------------

Realized and Unrealized Loss
on Investments

Net realized loss on investments                    (58,315,634)(10)
Change in unrealized depreciation of investments    (38,595,181)
                                                   -------------
Net loss on investments                             (96,910,815)
                                                   -------------
Net decrease in net assets resulting
    from operations                                ($96,492,482)
                                                   =============

--------------------------------------------------------------------------------
(1)  The fund paid foreign taxes of $16,682.
--------------------------------------------------------------------------------
(2) Includes $54,473 in income from the lending of portfolio securities. As of the report date, the fund had a total of $26,772,942 of securities out on loan and was holding a total of $27,660,999 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------
(3)  The management fee is 0.65% of fund net assets, annually.
--------------------------------------------------------------------------------
(4) Includes a total of $410,102 paid to the distributor and MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs.
--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of December 31, 2002, there were $3,012,884 and $2,094,717 for Class A and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(6) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------
(7) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(8) Represents the share of expenses that the fund's distributor and its affiliates paid voluntarily.
--------------------------------------------------------------------------------
(9)  Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(10) The fund sold $146,920,591 worth of securities. During this same period, the fund also bought $137,373,658 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                        Six months ended
                                        December 31, 2002          Year ended
                                           (unaudited)           June 30, 2002
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations:
Net investment income (loss)                  $418,333              ($580,911)
Net realized gain (loss)
    on investments                         (58,315,634)            35,997,021
Change in unrealized depreciation
    of investments                         (38,595,181)           (37,300,225)
                                        ----------------------------------------
Net decrease resulting
    from operations                        (96,492,482)            (1,884,115)
                                        ----------------------------------------

Distributions from capital gains:
    Class A                                (10,378,662)           (16,115,485)
    Class B(1)                              (4,182,952)            (4,931,185)
    Class B                                 (3,258,920)           (12,379,206)
    Class C                                 (3,053,014)            (2,731,467)
    Class S                                 (1,368,141)            (4,633,433)
                                        ----------------------------------------
                                           (22,241,689)           (40,790,776)
                                        ----------------------------------------
Net increase from fund
    share transactions                       8,420,125(a)         286,133,613
                                        ----------------------------------------
Total increase (decrease)
    in net assets                         (110,314,046)           243,458,722

Net Assets
Beginning of period                        519,860,418            276,401,696
                                        ----------------------------------------
End of period                             $409,546,372(b)        $519,860,418
                                        ========================================

------------------------------------------------------------------------------
(b)  Includes undistributed net investment income of $418,333 and $0, respectively.
------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

12 State Street Research Mid-Cap Value Fund

--------------------------------------------------------------------------------

(a)  These transactions break down by share class as follows:

                                                                             Six months ended
                                                                             December 31, 2002                   Year ended
                                                                               (unaudited)                     June 30, 2002
                                                                     ---------------------------------------------------------------
Class A                                                                 Shares         Amount            Shares         Amount
------------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                                        9,537,809   $131,020,279*       11,533,843   $201,639,159
    Issued upon reinvestment of distributions from capital gains         701,416      9,069,710           917,482     15,323,167
    Shares redeemed                                                   (9,918,023)  (136,543,139)       (3,688,140)   (63,338,409)
                                                                     ---------------------------------------------------------------
    Net increase                                                         321,202     $3,546,850         8,763,185   $153,623,917
                                                                     ===============================================================

Class B(1)                                                              Shares         Amount            Shares         Amount
------------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                                        1,223,314    $16,608,886**       4,423,088    $74,891,562
    Issued upon reinvestment of distributions from capital gains         285,061      3,600,473           281,951      4,641,237
    Shares redeemed                                                   (1,028,929)   (13,769,646)***      (518,594)    (8,603,288)
                                                                     ---------------------------------------------------------------
    Net increase                                                         479,446     $6,439,713         4,186,445    $70,929,511
                                                                     ===============================================================

Class B                                                                 Shares         Amount            Shares         Amount
------------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                                          188,883     $2,583,991           970,493    $16,454,515
    Issued upon reinvestment of distributions from capital gains         211,323      2,694,384           703,353     11,673,766
    Shares redeemed                                                   (1,077,006)   (14,530,448)***    (1,386,264)   (23,432,909)
                                                                     ---------------------------------------------------------------
    Net increase (decrease)                                             (676,800)   ($9,252,073)          287,582     $4,695,372
                                                                     ===============================================================

Class C                                                                 Shares         Amount            Shares         Amount
------------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                                        1,230,216    $16,761,309**       3,202,033    $54,857,968
    Issued upon reinvestment of distributions from capital gains         158,662      2,013,418           150,278      2,480,717
    Shares redeemed                                                     (722,991)    (9,687,887)****     (301,307)    (4,960,121)
                                                                     ---------------------------------------------------------------
    Net increase                                                         665,887     $9,086,840         3,051,004    $52,378,564
                                                                     ===============================================================

Class S                                                                 Shares         Amount            Shares         Amount
------------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                                          309,731     $4,315,724         1,096,124    $18,685,582
    Issued upon reinvestment of distributions from capital gains         104,940      1,364,224           276,631      4,632,420
    Shares redeemed                                                     (506,518)    (7,081,153)       (1,133,135)   (18,811,753)
                                                                     ---------------------------------------------------------------
    Net increase (decrease)                                              (91,847)   ($1,401,205)          239,620     $4,506,249
                                                                     ===============================================================

     The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share.

* Sales charges collected by the distributor and MetLife were $125,538 and $124,138, respectively.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $141,027, and $1,873 for Class B(1) and Class C, respectively, were paid by the distributor, not the fund.

*** Includes $138,242 and $41,331 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively.

**** Includes $15,080 in deferred sales charges collected by the distributor.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance.

                                                                                          Class A
                                                            ---------------------------------------------------------------------
                                                            Six months ended                   Years ended June 30
                                                            December 31, 2002  --------------------------------------------------
Per-Share Data                                               (unaudited)(a)    2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)                        16.63          18.53     13.68     15.80      16.80    14.86
                                                                -------        -------   -------   -------    -------  -------
   Net investment income ($)*                                     0.03           0.03      0.10      0.23       0.34     0.33
   Net realized and unrealized gain (loss) on investments        (3.10)          0.46      5.62     (1.80)     (0.43)    3.56
                                                                -------        -------   -------   -------    -------  -------
 Total from investment operations ($)                            (3.07)          0.49      5.72     (1.57)     (0.09)    3.89
                                                                -------        -------   -------   -------    -------  -------
   Dividends from net investment income ($)                        --             --      (0.20)    (0.33)     (0.28)   (0.28)
   Distributions from capital gains ($)                          (0.72)         (2.39)    (0.67)    (0.22)     (0.63)   (1.67)
                                                                -------        -------   -------   -------    -------  -------
 Total distributions ($)                                         (0.72)         (2.39)    (0.87)    (0.55)     (0.91)   (1.95)
                                                                -------        -------   -------   -------    -------  -------
 Net asset value, end of period ($)                              12.84          16.63     18.53     13.68      15.80    16.80
                                                                =======        =======   =======   =======    =======  =======
 Total return (%) (b)                                           (18.49)(d)       2.96     43.49     (9.89)     (0.04)   28.15

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)                     191,057        242,113   107,448    68,019    114,235  125,402
 Expense ratio (%)*                                               1.30(e)        1.26      1.27      1.27       1.22     1.24
 Expense ratio after expense reductions (%)*                      1.29(e)        1.25      1.25      1.26       1.21     1.24
 Ratio of net investment income to average net assets (%)*        0.41(e)        0.16      0.59      1.62       2.29     2.06
 Portfolio turnover rate (%)                                     32.19          69.05    115.59     30.83      56.04    52.99
 *Reflects voluntary reduction of expenses of these
 amounts (%)                                                      0.04(e)        0.15      0.28      0.23       0.05     0.02

                                                                                       Class B(1)
                                                            -------------------------------------------------------------
                                                            Six months ended                   Years ended June 30
                                                            December 31, 2002  ------------------------------------------
Per-Share Data                                               (unaudited)(a)    2002(a)   2001(a)   2000(a)   1999(a)(c)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)                        16.32          18.35     13.58     15.70     14.94
                                                                -------        -------   -------   -------   -------
   Net investment income (loss) ($)*                             (0.02)         (0.09)    (0.03)     0.13      0.11
   Net realized and unrealized gain (loss) on investments ($)    (3.04)          0.45      5.60     (1.80)      0.75
                                                                -------        -------   -------   -------   -------
 Total from investment operations ($)                            (3.06)          0.36      5.57     (1.67)     0.86
                                                                -------        -------   -------   -------   -------
   Dividends from net investment income ($)                        --             --      (0.13)    (0.23)    (0.10)
   Distributions from capital gains ($)                          (0.72)         (2.39)    (0.67)    (0.22)     0.00
                                                                -------        -------   -------   -------   -------
 Total distributions ($)                                         (0.72)         (2.39)    (0.80)    (0.45)    (0.10)
                                                                -------        -------   -------   -------   -------
 Net asset value, end of period ($)                              12.54          16.32     18.35     13.58     15.70
                                                                =======        =======   =======   =======   =======
 Total return (%) (b)                                           (18.78)(d)       2.20     42.51    (10.59)     5.81(d)

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)                      76,238         91,416    25,957    10,043     7,454
 Expense ratio (%)*                                               2.00(e)        1.96      1.97      2.01      1.86(e)
 Expense ratio after expensereductions (%)*                       1.99(e)        1.95      1.95      2.00      1.85(e)
 Ratio of net investment income (loss) to average net
   assets (%)*                                                   (0.29)(e)      (0.52)    (0.18)     0.92      1.46(e)
 Portfolio turnover rate (%)                                     32.19          69.05    115.59     30.83     56.04
 *Reflects voluntary reduction of expenses of these
 amounts (%)                                                      0.04(e)        0.14      0.28      0.23      0.05(e)


The text and notes are an integral part of the financial statements.

14 State Street Research Mid-Cap Value Fund

                                                                                        Class B
                                                            ---------------------------------------------------------------------
                                                            Six months ended                   Years ended June 30
                                                            December 31, 2002  --------------------------------------------------
Per-Share Data                                               (unaudited)(a)    2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)                        16.41          18.44     13.63     15.74     16.74     14.81
                                                                -------        -------   -------   -------   -------   -------
   Net investment income (loss) ($)*                              0.02          (0.10)    (0.01)     0.12      0.23      0.21
   Net realized and unrealized gain (loss) on investments ($)    (3.05)          0.46      5.61     (1.79)    (0.43)     3.55
                                                                -------        -------   -------   -------   -------   -------
 Total from investment operations ($)                            (3.03)          0.36      5.60     (1.67)    (0.20)     3.76
                                                                -------        -------   -------   -------   -------   -------
   Dividends from net investment income ($)                        --             --      (0.12)    (0.22)    (0.17)    (0.16)
   Distributions from capital gains ($)                          (0.72)         (2.39)    (0.67)    (0.22)    (0.63)    (1.67)
                                                                -------        -------   -------   -------   -------   -------
 Total distributions ($)                                         (0.72)         (2.39)    (0.79)    (0.44)    (0.80)    (1.83)
                                                                -------        -------   -------   -------   -------   -------
 Net asset value, end of period ($)                              12.66          16.41     18.44     13.63     15.74     16.74
                                                                =======        =======   =======   =======   =======   =======
 Total return (%) (b)                                           (18.49)(d)       2.19     42.59    (10.59)    (0.80)    27.23

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)                      59,844         88,710    94,358    76,308   141,559   174,835
 Expense ratio (%)*                                               1.37(e)        1.96      1.97      2.01      1.97      1.99
 Expense ratio after expense reductions (%)*                      1.36(e)        1.95      1.95      2.00      1.96      1.99
 Ratio of net investment income (loss) to average net
   assets (%)*                                                    0.30(e)       (0.58)    (0.08)     0.87      1.54      1.32
 Portfolio turnover rate (%)                                     32.19          69.05    115.59     30.83     56.04     52.99
 *Reflects voluntary reduction of expenses of these
 amounts (%)                                                      0.03(e)        0.18      0.28      0.23      0.05      0.02

                                                                                                    Class C
                                                            ---------------------------------------------------------------------
                                                            Six months ended                   Years ended June 30
                                                            December 31, 2002  --------------------------------------------------
Per-Share Data                                               (unaudited)(a)    2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)                        16.38          18.40     13.61     15.71     16.71     14.79
                                                                -------        -------   -------   -------   -------   -------
   Net investment income (loss) ($)*                             (0.02)         (0.08)    (0.01)     0.12      0.23      0.21
   Net realized and unrealized gain (loss) on investments ($)    (3.05)          0.45      5.59     (1.79)    (0.43)     3.54
                                                                -------        -------   -------   -------   -------   -------
 Total from investment operations ($)                            (3.07)          0.37      5.58     (1.67)    (0.20)     3.75
                                                                -------        -------   -------   -------   -------   -------
   Dividends from net investment income ($)                        --             --      (0.12)    (0.21)    (0.17)    (0.16)
   Distributions from capital gains ($)                          (0.72)         (2.39)    (0.67)    (0.22)    (0.63)    (1.67)
                                                                -------        -------   -------   -------   -------   -------
 Total distributions ($)                                         (0.72)         (2.39)    (0.79)    (0.43)    (0.80)    (1.83)
                                                                -------        -------   -------   -------   -------   -------
 Net asset value, end of period ($)                              12.59          16.38     18.40     13.61     15.71     16.71
                                                                =======        =======   =======   =======   =======   =======
 Total return (%) (b)                                           (18.77)(d)       2.25     42.48    (10.57)    (0.78)    27.23

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)                      56,428         62,505    14,062    10,661    24,027    26,777
 Expense ratio (%)*                                               2.00(e)        1.96      1.97      2.01      1.97      1.99
 Expense ratio after expense reductions (%)*                      1.99(e)        1.95      1.95      2.00      1.96      1.99
 Ratio of net investment income (loss) to average net
   assets (%)*                                                   (0.28)(e)      (0.51)    (0.09)     0.86      1.54      1.32
 Portfolio turnover rate (%)                                     32.19          69.05    115.59     30.83     56.04     52.99
 *Reflects voluntary reduction of expenses of these
 amounts (%)                                                      0.04(e)        0.13      0.28      0.23      0.05      0.02

(a)  Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c)  January 1, 1999 (commencement of share class), to June 30, 1999
(d)  Not annualized
(e)  Annualized

            The text and notes are an integral part of the financial statements.

                                                                                                  Class S
                                                            ---------------------------------------------------------------------
                                                            Six months ended                   Years ended June 30
                                                            December 31, 2002  --------------------------------------------------
Per-Share Data                                               (unaudited)(a)    2002(a)   2001(a)   2000(a)   1999(a)   1998(a)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)                        16.68          18.54     13.68     15.79     16.80     14.86
                                                                -------        -------   -------   -------   -------   -------
   Net investment income ($)*                                     0.05           0.07      0.15      0.27      0.38      0.37
   Net realized and unrealized gain (loss) on investments ($)    (3.11)          0.46      5.62     (1.79)    (0.44)     3.56
                                                                -------        -------   -------   -------   -------   -------
 Total from investment operations ($)                            (3.06)          0.53      5.77     (1.52)    (0.06)     3.93
                                                                -------        -------   -------   -------   -------   -------
   Dividends from net investment income ($)                        --             --      (0.24)    (0.37)    (0.32)    (0.32)
   Distributions from capital gains ($)                          (0.72)         (2.39)    (0.67)    (0.22)    (0.63)    (1.67)
                                                                -------        -------   -------   -------   -------   -------
 Total distributions ($)                                         (0.72)         (2.39)    (0.91)    (0.59)    (0.95)    (1.99)
                                                                -------        -------   -------   -------   -------   -------
 Net asset value, end of period ($)                              12.90          16.68     18.54     13.68     15.79     16.80
                                                                =======        =======   =======   =======   =======   =======
 Total return (%) (b)                                           (18.37)(d)       3.20     43.89     (9.58)     0.15     28.45

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)                      25,979         35,116    34,577    22,994    40,750    89,345
 Expense ratio (%)*                                               1.00(e)        0.96      0.97      1.01      0.97      0.99
 Expense ratio after expense reductions (%)*                      0.99(e)        0.95      0.95      1.00      0.96      0.99
 Ratio of net investment income to average net assets (%)*        0.69(e)        0.42      0.90      1.87      2.56      2.30
 Portfolio turnover rate (%)                                     32.19          69.05    115.59     30.83     56.04     52.99
 *Reflects voluntary reduction of expenses of these
 amounts (%)                                                      0.03(e)        0.19      0.28      0.23      0.04      0.02

(a)  Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c)  January 1, 1999 (commencement of share class), to June 30, 1999
(d)  Not annualized
(e)  Annualized

The text and notes are an integral part of the financial statements.

16 State Street Research Mid-Cap Value Fund

State Street Research Equity Trust

                                                                                    Number of Funds
Name,       Position(s)   Term of Office                                            in Fund Complex            Other
Address     Held with     and Length of           Principal Occupations              Overseen by         Directorships Held
and Age(a)     Fund       Time Served(b)           During Past 5 Years             Trustee/Officer(c)    by Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Independent
Trustees
------------------------------------------------------------------------------------------------------------------------------------
Bruce R.     Trustee        Since 1999     Retired; formerly Chairman of the Board,        24        Ceridian Corporation
Bond                                       Chief Executive Officer and President,
(56)                                       PictureTel Corporation (video
                                           conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A.     Trustee        Since 1997     Retired; formerly Senior Vice President         44        Metropolitan Series Fund, Inc.
Garban                                     for Finance and Operations and                            (d)
(65)                                       Treasurer, The Pennsylvania State
                                           University
------------------------------------------------------------------------------------------------------------------------------------
Dean O.      Trustee        Since 1986     Retired; formerly Executive Vice                44        The Clorox Company; KLA-Tencor
Morton                                     President, Chief Operating Officer and                    Corporation; BEA Systems, Inc.;
(70)                                       Director, Hewlett-Packard Company                         Cepheid; Pharsight Corporation;
                                           (computer manufacturer)                                   and Metropolitan Series Fund,
                                                                                                     Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M.     Trustee        Since 1999     Dean, School of Business and Public             24        None
Phillips                                   Management, George Washington
(58)                                       University; formerly a member of the
                                           Board of Governors of the Federal
                                           Reserve System; and Chairman and
                                           Commissioner of the Commodity Futures
                                           Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby         Trustee        Since 1993     President, Founders Investments Ltd.            44        A.P. Pharma, Inc.; and
Rosenblatt                                 (investments); formerly President, The                    Metropolitan Series Fund,
(64)                                       Glen Ellen Company (private investment                    Inc.(d)
                                           firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.   Trustee        Since 1987     Jay W. Forrester Professor of                   44        Metropolitan Series Fund, Inc.
Scott                                      Management, Sloan School of Management,                   (d)
Morton                                     Massachusetts Institute of Technology
(65)
------------------------------------------------------------------------------------------------------------------------------------
James M.     Trustee        Since 2002     Attorney; formerly Partner, Dechert             24        SEI Investments Funds
Storey                                     (law firm)                                                (consisting of 104 portfolios);
(71)                                                                                                 and The Massachusetts Health &
                                                                                                     Education Tax-Exempt Trust
------------------------------------------------------------------------------------------------------------------------------------
Interested
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Richard S.   Trustee        Since 2000     Chairman of the Board, President and            24        None
Davis++                                    Chief Executive Officer of State Street
(57)                                       Research & Management Company; formerly
                                           Senior Vice President, Fixed Income
                                           Investments, Metropolitan Life Insurance
                                           Company; and Managing Director, J.P.
                                           Morgan Investment Management
------------------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------------------
Anthony        Vice         Since 2003     Vice President of State Street Research         3         None
Forcione     President                     & Management Company; formerly associate
(32)                                       portfolio manager and equity analyst,
                                           State Street Research & Management
                                           Company
------------------------------------------------------------------------------------------------------------------------------------
C. Kim         Vice         Since 2002     Managing Director and Chief Investment          22        None
Goodwin      President                     Officer-Equities of State Street
(43)                                       Research & Management Company; formerly
                                           Chief Investment Officer-U.S. Growth
                                           Equities, American Century; and Senior
                                           Vice President and portfolio manager,
                                           Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
John S.        Vice         Since 2001     Managing Director, Chief Financial              24        None
Lombardo     President                     Officer and Director of State Street
(48)                                       Research & Management Company; formerly
                                           Executive Vice President, State Street
                                           Research & Management Company; and
                                           Senior Vice President, Product and
                                           Financial Management, MetLife Auto &
                                           Home
------------------------------------------------------------------------------------------------------------------------------------
Daniel J.      Vice         Since 1990     Senior Vice President of State Street           3         None
Rice III     President                     Research & Management Company
(51)
------------------------------------------------------------------------------------------------------------------------------------
Peter          Vice         Since 1998     Managing Director of State Street               7         None
Zuger        President                     Research & Management Company; formerly
(54)                                       Senior Vice President, State Street
                                           Research & Management Company; and
                                           portfolio manager and Vice President,
                                           American Century Investment Management
                                           Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A.   Treasurer      Since 2001     Senior Vice President and Treasurer of          24        None
Romich                                     State Street Research & Management
(46)                                       Company; formerly Vice President and
                                           Assistant Treasurer, State Street
                                           Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.   Secretary      Since 1995     Managing Director, General Counsel and          24        None
McNamara,                                  Secretary of State Street Research &
III                                        Management Company; formerly Executive
(47)                                       Vice President, State Street Research &
                                           Management Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.

++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

Glossary

12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value."


18 State Street Research Mid-Cap Value Fund

                                                         ----------------
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One Financial Center o Boston, MA 02111-2690               U.S. POSTAGE
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                                                             PERMIT #6
                                                            HUDSON, MA
                                                         ----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[GRAPHIC] Internet
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[GRAPHIC] E-mail
          info@ssrfunds.com

[GRAPHIC] Phone
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State Street Research
FYI
--------------------------------------------------------------------------------

   [GRAPHIC]      State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via
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                  and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS
                  (1-877-773-8637).

   [GRAPHIC]      Did you know that you can give a State Street Research mutual
for Excellence    fund as a gift? To learn more, call a service center
in Shareholder    representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday
   Service        through Friday, 8am-6pm eastern time.

   [GRAPHIC]      The DALBAR awards recognize quality shareholder service and
for Excellence    quality shareholder communications, and should not be
in Shareholder    considered a rating of fund performance. The survey included
Communication     mutual fund complexes that volunteered or were otherwise
                  selected to participate and was not industrywide.


For 24-Hour
Automated Access
to Your Account

[GRAPHIC] 1-87-SSR-FUNDS
         ---------------
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OverView
--------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our web site at www.ssrfunds.com.


Webcasts
--------------------------------------------------------------------------------
[GRAPHIC}   For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research web cast.

Complete Fund Listing
--------------------------------------------------------------------------------
[GRAPHIC]   For a list of our funds, visit our web site at www.ssrfunds.com under Research Our Funds.

--------------------------------------------------------------------------------
This report must be accompanied or preceded by a current State Street Research Mid-Cap Value Fund prospectus. When used after March 31, 2003, this report must be accompanied by the most recent Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

(C)2003 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0204)SSR-LD                                     MV-1226-0203

[LOGO] STATE STREET RESEARCH

Global Resources Fund                                                  [GRAPHIC]
--------------------------------------------------------------------------------
                              Semiannual Report to Shareholders
                              December 31, 2002

In This Report   Investment Update

                                    [GRAPHIC]

                              plus
                                   A Review of Fund Performance
                                   Key Facts and Financial Statements

--------------------------------------------------------------------------------

   Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman

Will This Be the Year
that U.S. growth finally bounces back and the U.S. stock market stages a rebound? We are encouraged by a variety of signs that suggest better times for the year ahead, but no one can predict the performance of the economy or the financial markets. That makes it all the more important to have a long-term plan for your investments and to stay with it regardless of what is happening around you. You may have been unsettled by the market's volatility in the past three years. But remember, volatility also creates opportunities, especially in markets that have been beaten down.

[PHOTO]
Richard S. Davis

Keep in mind that every investor is different. Now may be a good time to talk to your investment professional about opportunities that make sense for your personal risk tolerance.

As always, thank you for choosing State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis, Chairman
December 31, 2002

[GRAPHIC]
6-Month Review

                           How State Street Research
                        Global Resources Fund Performed

State Street Research Global Resources Fund returned -5.85% for the six-month period ended December 31, 2002.(1) That was significantly better than both the S&P 500 Index, which returned -10.30%, and the Lipper Natural Resources Funds Average, which was -10.91% for the same period.(2,3)

Reasons for the Fund's Performance

During the six-month period, the price of oil increased as political uncertainty in the Middle East and Venezuela escalated. Natural gas prices also rose as hurricane activity and production declines raised demand and lowered supply.The fund's performance was aided by industry allocation decisions, particularly its emphasis on coal and natural gas, plus strong stock selection. Our investments in Western Gas Resources, XTO Energy and Arch Coal were positives for the portfolio. Plains Resources, a Houston-based energy company with oil fields in California, detracted from performance, as earnings were below expectations. Southwestern Energy suffered from weak production. Crystallex International was hurt by political turmoil in Venezuela.

The fund's gold-related holdings helped performance, and an underweight in oil service stocks also aided returns.

Looking Ahead

We expect favorable business prospects to prevail for the natural resources sector, with natural gas prices strong and coal prices rising. Acquisition activity appears likely to increase, especially among small- and mid-sized firms.We have emphasized coal, oil and natural gas stocks.The portfolio is underweighted in refining, oil service, trading and merchant companies. [ ]

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)

-5.85% [DOWN ARROW]

"Our positive outlook for energy stocks could be further enhanced by a pickup in economic growth."

[PHOTO]
Dan Rice
Portfolio Manager, State Street Research Global Resources Fund

S&P 500 Index(3)

-10.30% [DOWN ARROW]


2 State Street Research Global Resources Fund

The Fund at a Glance as of 12/31/02

State Street Research Global Resources Fund is an aggressive growth fund investing in energy and natural resources companies.

   Hits
     &
  Misses

[GRAPHIC]
XTO Energy
Although this U.S.-based energy company has both oil and gas operations, it generates most of its revenues from natural gas production, which has benefited from rising prices. The stock has performed well and we continue to own it because we expect favorable pricing to continue.

[GRAPHIC]
Plains Resources
News that Plains Resources would take a one-time charge against earnings because it postponed a spin-off of Plains Exploration & Production Company brought the stock price down sharply. However, we have maintained our position because we believe it is a short-term setback.

Total Net Assets: $173 million

Top 10 Holdings

    Issuer/Security          % of fund net assets

1   Western Gas Resources                  10.2%
2   XTO Energy                              4.4%
3   Ocean Energy                            3.8%
4   Baytex Energy                           3.5%
5   Patina Oil & Gas                        3.5%
6   Penn Virginia                           3.1%
7   Arch Coal                               3.1%
8   Consol Energy                           2.9%
9   Cabot Oil & Gas                         2.8%
10  Canadian 88 Energy                      2.7%
    Total                                  40.0%

See page 7 for more detail.

Performance

Fund average annual total return as of 12/31/02(4,6,7)
(does not reflect sales charge)

Share Class                   1 Year       5 Years      10 Years
--------------------------------------------------------------------------------
Class A                       4.85%        2.23%        12.00%
--------------------------------------------------------------------------------
Class B(1)                    4.14%        1.45%        11.24%
--------------------------------------------------------------------------------
Class B                       4.29%        1.52%        11.28%
--------------------------------------------------------------------------------
Class C                       4.30%        1.51%        11.25%
--------------------------------------------------------------------------------
Class S                       5.66%        2.60%        12.38%
--------------------------------------------------------------------------------

Fund average annual total return as of 12/31/02(4,5,6,7)
(at maximum applicable sales charge)

Share Class                   1 Year       5 Years      10 Years
--------------------------------------------------------------------------------
Class A                      -1.18%        1.02%        11.34%
--------------------------------------------------------------------------------
Class B(1)                   -0.86%        1.08%        11.24%
--------------------------------------------------------------------------------
Class B                      -0.71%        1.14%        11.28%
--------------------------------------------------------------------------------
Class C                       3.30%        1.51%        11.25%
--------------------------------------------------------------------------------
Class S                       5.66%        2.60%        12.38%
--------------------------------------------------------------------------------

Top 5 Industries
% of fund net assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

December 31, 2002
Exploration & Production   55.9%
Mining                     15.3%
Utility                    10.5%
Oil Service                 8.3%
Contract Drilling           3.4%

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

June 30, 2002
Exploration & Production   59.4%
Mining                     12.2%
Utility                    11.7%
Oil Service                 8.8%
Contract Drilling           2.9%

Ticker Symbols
State Street Research Global Resources Fund

Class A: SSGRX  Class B(1): SSGPX  Class B: SSBGX  Class C: SSGDX Class S: SGLSX

--------------------------------------------------------------------------------

(1)   Does not reflect sales charge.

(2) The Lipper Natural Resources Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

(3) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1), or 1% Class C share contingent deferred sales charge where applicable.

(6) Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999. Class S shares, offered without a sales charge, are available only to certain employee benefit plans and through special programs.

(7) Because the fund invests in natural resources and smaller companies, an investment in the fund may involve greater-than-average risk and above-average price fluctuations. Natural resources stocks and small-company stocks are especially volatile sectors of the stock market. Investments in foreign securities pose additional risks not associated with domestic securities, such as changes in exchange rates, and different government regulations, economic conditions and accounting standards.

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations and the six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years.There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4 State Street Research Global Resources Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Global Resources Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities.This fund is a series of State Street Research Equity Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries.The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firms' employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 80% of its net assets in securities of energy and natural resources companies and companies in associated businesses, as well as utilities.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure.The fund also offers an additional class of shares (Class B), but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day was not a business day, then the most recent business day).The fund uses the following methods for determining the values of various types of securities:

o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security has not traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

o Foreign securities -- If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account.

o Other securities -- The fund prices these securities at fair value under procedures established and supervised by the trustees.

o Securities maturing within 60 days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

o     Interest -- The fund accrues interest daily as it is earned.

o     Cash dividends -- The fund accrues these on the ex-dividend date.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund.

The fund may seek additional income by lending portfolio securities to qualified institutions.The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money.The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders.The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles.The difference is primarily due to differing treatments for foreign currency transactions and wash sale deferrals.The fund distributes its earnings on the following schedule:

o Dividends from net investment income -- The fund ordinarily declares and pays these annually.

o     Net realized capital gains -- The fund distributes these annually, if any.

If the fund has no earnings to distribute, it will not make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such, the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

o Expenses attributed to the fund -- The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

o Expenses attributed to the trust of which the fund is a series -- These expenses are divided among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include legal fees and trustee fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from these estimates.

The text and notes are an integral part of the financial statements.

6 State Street Research Global Resources Fund

Portfolio Holdings
--------------------------------------------------------------------------------

December 31, 2002 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date.We have grouped the holdings by asset class and by smaller subgroups as well. For example, we have grouped this fund's holdings by asset class and then by specific industry.

The solid black circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

* Denotes (a) security which h(a)s not p(a)id (a) dividend during the last year.

@ Denotes a Global Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.

+ Denotes a Rule 144A restricted security, meaning that it trades only among certain qualified institutional buyers. As of the report date, the fund had 1.54% of net assets in Rule 144A securities.
--------------------------------------------------------------------------------

      Issuer                                          Shares            Value
      -----------------------------------------------------------------------

      Equity Securities 96.2% of net assets

      Exploration & Production 55.9%
      3Tec Energy Corp.*                             300,000       $4,257,000
(4)   Baytex Energy Ltd. Cl. A*                    1,142,748        6,134,395
      Brigham Exploration Co.*                        81,900          402,948
(9)   Cabot Oil & Gas Corp. Cl. A                    196,500        4,869,270
      Callon Petroleum Co.*                          325,500        1,090,425
(10)  Canadian 88 Energy Corp.*                    2,934,100        4,717,739
      Canadian Natural Resources Ltd.                      6              178
      Case Resources Inc.*                         2,000,000          757,432
      Chesapeake Energy Corp.                        164,800        1,275,552
      Clayton Williams Energy Inc.*                  321,130        3,898,518
      Comstock Resources Inc.*                       200,000        1,858,000
(8)   Consol Energy Inc.                             294,600        5,090,688
      Forest Oil Corp.*                               63,400        1,753,010
      Harvest Natural Resources Inc.*                200,000        1,290,000
      Hurricane Hydrocarbons Ltd. Cl. A*             442,700        4,612,934
      Mission Resources Corp.*                       200,000           82,000
      Navigo Energy Inc.*                            113,000          257,517
      Newfield Exploration Co.*                       11,262          406,001
(3)   Ocean Energy Inc.                              333,900        6,667,983
      Oil Search Ltd.*                             1,000,000          348,905
      Olympia Energy Inc.*                           500,000        1,041,337
(5)   Patina Oil & Gas Corp.                         192,750        6,100,538
(6)   Penn Virginia Corp.                            150,000        5,452,500
      Penn West Petroleum Ltd.*                      101,300        2,629,170
      Plains Exploration & Production Co.*           385,000        3,753,750
      Plains Resources Inc.*                         385,000        4,562,250
      Provident Energy Trust                         133,160          913,478
      Quicksilver Resources Inc.*                     11,100          248,973
      Real Resources Inc.*                           168,600          544,319
      Remington Oil & Gas Corp.*                     100,000        1,641,000
      Republic Resources Inc.*                        28,750            2,300
      Southwestern Energy Co.*                       300,000        3,435,000
      Tempest Energy Corp.*                          200,000          607,710
      Terraquest Energy Corp.*                       332,900          101,153
      Tom Brown Inc.*                                130,900        3,285,590
      Treasure Islands Royalty Trust*                507,440           25,372
      Upton Resources Inc.*                          400,000        1,050,832
      Vermilion Resources Ltd.*+                     350,000        2,481,484
      Vintage Petroleum Inc.                         150,000        1,582,500
(2)   XTO Energy Inc.                                308,750        7,626,125
                                                                  -----------
                                                                   96,855,876
                                                                  -----------

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
December 31, 2002

      Issuer                                          Shares            Value
      -----------------------------------------------------------------------

      Contract Drilling 3.4%
      Drillers Technology Corp.*+                    200,000         $183,579
      Noble Corp.*                                    30,700        1,079,105
      Patterson UTI Energy Inc.*                      75,000        2,262,750
      TMBR/Sharp Drilling Inc.*                      136,800        2,369,376
                                                                  -----------
                                                                    5,894,810
                                                                  -----------

      Oil Service 8.3%
      Badger Daylighting Inc.*                       375,000          204,153
      BJ Services Co.*                                50,000        1,615,500
      Cal Dive International Inc.*                   100,000        2,350,000
      Global Industries Ltd.*                        189,496          790,198
      Hanover Compressor Co.*                        250,000        2,295,000
      McDermott International Inc.*                  211,400          925,932
      NewPark Resources Inc.*                        500,000        2,175,000
      NS Group Inc.*                                 150,000          978,000
      Oceaneering International Inc.*                 50,800        1,256,792
      Schlumberger Ltd.                               28,500        1,199,565
      Universal Compression Holdings Inc.*            35,200          673,376
                                                                  -----------
                                                                   14,463,516
                                                                  -----------

      Refining 0.8%
      InterOil Corp.*                                156,500        1,194,095
      Syntroleum Corp.*                               57,100           98,783
                                                                  -----------
                                                                    1,292,878
                                                                  -----------

      Utility 10.5%
      Mirant Corp.*                                  264,600          500,094
(1)   Western Gas Resources Inc.                     482,000       17,761,700
                                                                  -----------
                                                                   18,261,794
                                                                  -----------
      Mining 15.3%
(7)   Arch Coal Inc.                                 247,700       $5,347,843
      Ashanti Goldfields Co. Ltd.*@                  778,200        4,552,470
      Crystallex International Corp.*              1,250,000        1,825,000
      Manhattan Minerals Corp.*                    1,150,000          742,546
      Mena Resources Inc.*                            20,000            3,925
      Nevsun Resources Ltd.*                       1,000,000        1,468,633
      NovaGold Resources Inc.*                       500,000        1,614,231
      Peabody Energy Corp.                           132,300        3,867,129
      Penn Virginia Resource Partners LP              82,500        1,701,150
      Romarco Minerals Inc.*                         223,000           33,880
      Southwestern Resources Corp.*                  243,300        2,156,232
      Stillwater Mining Co.*                         350,000        1,872,500
      Viceroy Resources Corp.*                       183,000           46,338
      Virginia Gold Mines Inc.*                      500,000          427,296
      X-Cal Resources Ltd.*                        1,755,500          777,901
      Zimbabwe Platinum Mines Ltd.*                  150,000          129,995
                                                                  -----------
                                                                   26,567,069
                                                                  -----------

      Miscellaneous 2.0%
      Capstone Turbine Corp.*                        100,000           90,000
      OMI Corp.*                                     759,500        3,121,545
      Rio Alto Resources International Inc.*         429,700          195,850
                                                                  -----------
                                                                    3,407,395
                                                                  -----------
      Total Equity Securities                                     166,743,338(a)
                                                                  -----------

--------------------------------------------------------------------------------
(a) The fund paid a total of $140,310,434 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


8 State Street Research Global Resources Fund

                                                    Coupon       Maturity       Amount of
Issuer                                               Rate          Date         Principal         Value
----------------------------------------------------------------------------------------------------------
Short-Term Obligations 3.7% of net assets
American Express Credit Corp.                        1.18%       1/02/2003      $6,478,000      $6,477,787
                                                                                                ----------
Total Short-Term Obligations                                                                     6,477,787(a)
                                                                                                ----------

--------------------------------------------------------------------------------
(a) The fund paid a total of $6,477,787 for this security.
--------------------------------------------------------------------------------

                                                     % of
                                                  Net Assets
--------------------------------------------------------------------------------
Summary of Portfolio Assets

Investments                                           99.9%     $173,221,125(b)
Other Assets, Less Liabilities                         0.1%           95,898
                                                     -----      ------------
Net Assets                                           100.0%     $173,317,023
                                                     =====      ============

--------------------------------------------------------------------------------
(b) The fund paid a total of $146,788,221 for these securities.
--------------------------------------------------------------------------------

Federal Income Tax Information
At December 31, 2002, the net unrealized appreciation of investments based on cost for federal income tax purposes of $147,106,040 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost                                         $51,516,900

Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value                                         (25,401,815)
                                                                                        -----------

                                                                                        $26,115,085
                                                                                        ===========

At June 30, 2002, the fund had a capital loss carryforward of $37,656,268 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on June 30, 2008.

            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2002 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets
Investments, at value*                                  $173,221,125 (a)
Collateral for securities on loan                         19,258,192
Receivable for fund shares sold                              832,194
Dividends receivable                                          60,366
Other assets                                                  36,430
                                                        ------------
                                                         193,408,307

Liabilities
Payable for collateral received on securities loaned      19,258,192
Payable for fund shares redeemed                             332,791
Accrued transfer agent and shareholder services              144,734
Accrued management fee                                       105,610
Accrued distribution and service fees                         87,118
Payable for securities purchased                              12,919
Accrued trustees' fees                                         8,947
Payable to custodian                                           5,157 (b)
Accrued administration fee                                     3,470
Other accrued expenses                                       132,346
                                                        ------------
                                                          20,091,284
                                                        ------------

Net Assets                                              $173,317,023
                                                        ============
Net Assets consist of:
Unrealized appreciation of investments                   $26,432,904
Unrealized depreciation of foreign
 currency and foreign currency translations                     (177)
Accumulated net realized loss                            (46,009,007)
Paid-in capital                                          192,893,303
                                                        ------------
                                                        $173,317,023 (c)
                                                        ============

* Includes securities on loan valued at $16,837,756

--------------------------------------------------------------------------------
(a) The fund paid a total of $146,788,221 for these securities.
--------------------------------------------------------------------------------
(b) As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At December 31, 2002, the payable to the custodian bank represents the amount due for cash advanced for the settlement of a security purchased.
--------------------------------------------------------------------------------
(c)                 Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class     Net Assets      /     Number of Shares       =          NAV
 A        $81,673,107              3,815,496                    $21.41*
 B(1)     $23,231,524              1,168,931                    $19.87**
 B        $29,508,586              1,480,454                    $19.93**
 C        $29,794,384              1,499,583                    $19.87**
 S         $9,109,422                409,780                    $22.23

*     Maximum offering price per share = $22.72 ($21.41 / 0.9425)

** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge..
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

10  State Street Research Global Resources Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended December 31, 2002 (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income
Dividends, net of foreign taxes                                $539,399(a)
Interest                                                        189,980(b)
                                                           ------------
                                                                729,379

Expenses
Management fee                                                  609,864(c)
Transfer agent and shareholder services                         293,934(d)
Distribution and service fees - Class A                         114,433(e)
Distribution and service fees - Class B(1)                      110,438(e)
Distribution and service fees - Class B                         148,836(e)
Distribution and service fees - Class C                         137,492(e)
Custodian fee                                                    56,992
Reports to shareholders                                          41,344
Administration fee                                               39,632(f)
Registration fees                                                31,488
Audit fee                                                        15,488
Trustees' fees                                                    5,248(g)
Legal fees                                                        2,816
Miscellaneous                                                     6,399
                                                           ------------
                                                              1,614,404
Fees paid indirectly                                             (9,902)(h)
                                                           ------------
                                                              1,604,502
                                                           ------------
Net investment loss                                            (875,123)
                                                           ------------

Realized and Unrealized Loss
 on Investments
Net realized loss on investments                             (8,030,400)(i)
Net realized loss on foreign currency                            (4,520)
                                                           ------------
Total net realized loss                                      (8,034,920)
                                                           ------------
Change in unrealized depreciation
 of investments                                              (3,324,691)
Change in unrealized depreciation
 of foreign currency                                               (283)
                                                           ------------
Total change in unrealized depreciation                      (3,324,974)
                                                           ------------
Net loss on investments                                     (11,359,894)
                                                           ------------
Net decrease in net assets resulting
 from operations                                           ($12,235,017)
                                                           ============

--------------------------------------------------------------------------------
(a) The fund paid foreign taxes of $14,113
--------------------------------------------------------------------------------
(b) Includes $61,853 in income from the lending of portfolio securities. As of the report date, the fund had a total of $16,837,756 of securities out on loan and was holding a total of $19,258,192 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------
(c) The management fee is 0.75% of fund net assets, annually.
--------------------------------------------------------------------------------
(d) Includes a total of $146,985 paid to the distributor and MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs.
--------------------------------------------------------------------------------
(e) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of December 31, 2002, there were $1,338,653, $1,215,467, and $1,525,456 for Class A, Class B, and Class C,
respectively, of unreimbursed distribution and shareholder servicing-related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------
(f) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------
(g) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(h) Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
(i) The fund sold $37,256,865 worth of securities. During this same period, the fund also bought $27,072,935 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                               Six months ended
                                               December 31, 2002     Year ended
                                                  (unaudited)      June 30, 2002
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment loss                                ($875,123)       ($1,788,635)
Net realized gain (loss) on
 investments and foreign currency                 (8,034,920)         4,254,703
Change in unrealized appreciation
 (depreciation) of investments
 and foreign currency                             (3,324,974)         6,519,770
                                                -------------------------------
Net increase (decrease) resulting
 from operations                                 (12,235,017)         8,985,838
                                                -------------------------------
Net increase (decrease) from
 fund share transactions                          (6,044,659)           238,841
                                                -------------------------------
Total increase (decrease)
 in net assets                                   (18,279,676)(a)      9,224,679

Net Assets
Beginning of period                              191,596,699        182,372,020
                                                -------------------------------
End of period                                   $173,317,023       $191,596,699
                                                ===============================

The text and notes are an integral part of the financial statements.

12  State Street Research Global Resources Fund

--------------------------------------------------------------------------------
(a) These transactions break down by share class as follows:

                                    Six months ended
                                    December 31, 2002                         Year ended
                                       (unaudited)                           June 30, 2002
                               ---------------------------------------------------------------------
Class A                          Shares             Amount              Shares             Amount
----------------------------------------------------------------------------------------------------
Shares sold                     4,980,996        $97,635,136*          5,391,227       $111,162,554
Shares redeemed                (5,118,698)      (100,306,913)         (5,246,229)      (108,012,593)
                               --------------------------------------------------------------------
Net increase (decrease)          (137,702)       ($2,671,777)            144,998         $3,149,961
                               ====================================================================

Class B(1)                         Shares             Amount              Shares             Amount
----------------------------------------------------------------------------------------------------
Shares sold                       188,378         $3,431,945**           548,419        $10,890,797
Shares redeemed                  (228,026)        (4,240,436)***        (293,992)        (5,605,370)
                               --------------------------------------------------------------------
Net increase (decrease)           (39,648)         ($808,491)            254,427         $5,285,427
                               ====================================================================

Class B                            Shares             Amount              Shares             Amount
----------------------------------------------------------------------------------------------------
Shares sold                        28,346           $530,595              89,108         $1,875,750
Shares redeemed                  (252,396)        (4,679,965)***        (568,845)       (11,016,621)
                               --------------------------------------------------------------------
Net decrease                     (224,050)       ($4,149,370)           (479,737)       ($9,140,871)
                               ====================================================================

Class C                            Shares             Amount              Shares             Amount
----------------------------------------------------------------------------------------------------
Shares sold                       209,280         $3,965,779**           592,070        $11,642,677
Shares redeemed                  (213,415)        (3,829,979)****       (588,880)       (11,360,341)
                               --------------------------------------------------------------------
Net increase (decrease)            (4,135)          $135,800               3,190           $282,336
                               ====================================================================

Class S                            Shares             Amount              Shares             Amount
----------------------------------------------------------------------------------------------------
Shares sold                       287,469         $6,030,650             591,120        $12,493,879
Shares redeemed                  (217,807)        (4,581,471)           (564,442)       (11,831,891)
                               --------------------------------------------------------------------
Net increase                       69,662         $1,449,179              26,678           $661,988
                               ====================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share.

* Sales charges collected by the distributor and MetLife were $23,201 and $11,956, respectively.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $18,466, and $223 for Class B(1) and Class C, respectively, were paid by the distributor, not the fund.

*** Includes $36,470 and $9,570 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively.

****  Includes $5,131 in deferred sales charges collected by the distributor.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance.

                                                                                  Class A
                                             -----------------------------------------------------------------------------------
                                             Six months ended                          Years ended June 30
                                             December 31, 2002  ----------------------------------------------------------------
Per-Share Data                                (unaudited)(a)     2002(a)       2001(a)       2000(a)       1999(a)       1998(a)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period($)           22.74         21.50         16.79         12.15         17.35         22.39
                                                 ------        ------        ------        ------        ------        ------
 Net investment loss($)                           (0.08)        (0.15)        (0.22)        (0.17)        (0.11)        (0.18)
 Net realized and unrealized gain(loss) on
 investments                                      (1.25)         1.39          4.93          4.81         (4.34)        (2.52)
                                                 ------        ------        ------        ------        ------        ------
Total from investment operations($)               (1.33)         1.24          4.71          4.64         (4.45)        (2.70)
                                                 ------        ------        ------        ------        ------        ------
 Distributions from capital gains($)                 --            --            --            --         (0.75)        (2.34)
                                                 ------        ------        ------        ------        ------        ------
Total distributions($)                               --            --            --            --         (0.75)        (2.34)
                                                 ------        ------        ------        ------        ------        ------
Net asset value, end of period($)                 21.41         22.74         21.50         16.79         12.15         17.35
                                                 ======        ======        ======        ======        ======        ======
Total return(%)(b)                                (5.85)(d)      5.77         28.05         38.19        (24.56)       (14.28)

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)        81,673        89,883        81,880        70,152        67,155        82,376
Expense ratio(%)                                   1.66(e)       1.74          1.63          1.74          1.59          1.46
Expense ratio after expense reductions(%)          1.64(e)       1.73          1.61          1.72          1.57          1.46
Ratio of net investment loss to average net
 assets(%)                                        (0.75)(e)     (0.73)        (1.11)        (1.34)        (0.97)        (0.82)
Portfolio turnover rate(%)                        16.86         37.57         37.97         47.49         55.89         68.69

                                                                                         Class B(1)
                                                         ------------------------------------------------------------------------
                                                         Six months ended                   Years ended June 30
                                                         December 31, 2002  -----------------------------------------------------
Per-Share Data                                            (unaudited)(a)     2002(a)       2001(a)       2000(a)       1999(a)(c)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period($)                       21.20         20.16         15.85         11.56          9.44
                                                             ------        ------        ------         -----         -----
 Net investment loss($)                                       (0.14)        (0.27)        (0.33)        (0.26)        (0.08)
 Net realized and unrealized gain (loss) on investments       (1.19)         1.31          4.64          4.55          2.20
                                                             ------        ------        ------         -----         -----
Total from investment operations($)                           (1.33)         1.04          4.31          4.29          2.12
                                                             ------        ------        ------         -----         -----
Net asset value, end of period($)                             19.87         21.20         20.16         15.85         11.56
                                                             ======        ======        ======         =====         =====
Total return(%)(b)                                            (6.27)(d)      5.16         27.19         37.11         22.46(d)

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                    23,232        25,626        19,237         8,608         5,053
Expense ratio(%)                                               2.36(e)       2.44          2.33          2.48          2.19(e)
Expense ratio after expense reductions(%)                      2.34(e)       2.43          2.31          2.46          2.17(e)
Ratio of net investment loss to average net assets(%)         (1.44)(e)     (1.41)        (1.78)        (2.12)        (1.64)(e)
Portfolio turnover rate(%)                                    16.86         37.57         37.97         47.49         55.89

The text and notes are an integral part of the financial statements.

14  State Street Research Global Resources Fund

                                                                                  Class B
                                             -----------------------------------------------------------------------------------
                                             Six months ended                          Years ended June 30
                                             December 31, 2002  ----------------------------------------------------------------
Per-Share Data                                (unaudited)(a)     2002(a)       2001(a)       2000(a)       1999(a)       1998(a)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period($)           21.26         20.19         15.87         11.58         16.71         21.80
                                                 ------        ------        ------        ------        ------        ------
 Net investment loss($)                           (0.13)        (0.28)        (0.34)        (0.26)        (0.19)        (0.33)
 Net realized and unrealized gain (loss) on
  investments                                     (1.20)         1.35          4.66          4.55         (4.19)        (2.42)
                                                 ------        ------        ------        ------        ------        ------
Total from investment operations($)               (1.33)         1.07          4.32          4.29         (4.38)        (2.75)
                                                 ------        ------        ------        ------        ------        ------
 Distributions from capital gains($)                 --            --            --            --         (0.75)        (2.34)
                                                 ------        ------        ------        ------        ------        ------
Total distributions($)                               --            --            --            --         (0.75)        (2.34)
                                                 ------        ------        ------        ------        ------        ------
Net asset value, end of period($)                 19.93         21.26         20.19         15.87         11.58         16.71
                                                 ======        ======        ======        ======        ======        ======
Total return(%)(b)                                (6.26)(d)      5.30         27.22         37.05        (25.10)       (14.94)

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)        29,509        36,240        44,106        48,352        56,708        89,689
Expense ratio(%)                                   2.36(e)       2.44          2.33          2.48          2.34          2.21
Expense ratio after expense reductions(%)          2.34(e)       2.43          2.31          2.46          2.32          2.21
Ratio of net investment loss to average net
 assets(%)                                        (1.43)(e)     (1.45)        (1.87)        (2.10)        (1.73)        (1.57)
Portfolio turnover rate(%)                        16.86         37.57         37.97         47.49         55.89         68.69

                                                                                 Class C
                                             -----------------------------------------------------------------------------------
                                             Six months ended                          Years ended June 30
                                             December 31, 2002  ----------------------------------------------------------------
Per-Share Data                                (unaudited)(a)     2002(a)       2001(a)       2000(a)       1999(a)       1998(a)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period($)           21.18         20.14         15.84         11.54         16.67         21.76
                                                 ------        ------        ------        ------        ------        ------
 Net investment loss($)                           (0.14)        (0.28)        (0.34)        (0.25)        (0.19)        (0.33)
 Net realized and unrealized gain (loss) on
   investments                                    (1.17)         1.32          4.64          4.55         (4.19)        (2.42)
                                                 ------        ------        ------        ------        ------        ------
Total from investment operations($)               (1.31)         1.04          4.30          4.30         (4.38)        (2.75)
                                                 ------        ------        ------        ------        ------        ------
 Distributions from capital gains($)                 --            --            --            --         (0.75)        (2.34)
                                                 ------        ------        ------        ------        ------        ------
Total distributions($)                               --            --            --            --         (0.75)        (2.34)
                                                 ------        ------        ------        ------        ------        ------
Net asset value, end of period($)                 19.87         21.18         20.14         15.84         11.54         16.67
                                                 ======        ======        ======        ======        ======        ======
Total return(%)(b)                                (6.19)(d)      5.16         27.15         37.26        (25.17)       (14.97)

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)        29,794        31,853        30,214        23,313        25,538        37,566
Expense ratio(%)                                   2.36(e)       2.44          2.33          2.48          2.34          2.21
Expense ratio after expense reductions(%)          2.34(e)       2.43          2.31          2.46          2.32          2.21
Ratio of net investment loss to average net
 assets(%)                                        (1.45)(e)     (1.43)        (1.83)        (2.06)        (1.72)        (1.57)
Portfolio turnover rate(%)                        16.86         37.57         37.97         47.49         55.89         68.69

(a)   Per-share figures have been calculated using the average shares method.
(b)   Does not reflect any front-end or contingent deferred sales charges.
(c)   January 1, 1999 (commencement of share class), to June 30, 1999
(d)   Not annualized
(e)   Annualized

            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                  Class S
                                             -----------------------------------------------------------------------------------
                                             Six months ended                          Years ended June 30
                                             December 31, 2002  ----------------------------------------------------------------
Per-Share Data                                (unaudited)(a)     2002(a)       2001(a)       2000(a)       1999(a)       1998(a)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period($)           23.51         22.13         17.21         12.43         17.67         22.72
                                                  -----         -----         -----         -----         -----         -----
 Net investment loss($)                           (0.05)        (0.09)        (0.18)        (0.15)        (0.08)        (0.13)
 Net realized and unrealized gain (loss) on
  investments                                     (1.23)         1.47          5.10          4.93         (4.41)        (2.58)
                                                  -----         -----         -----         -----         -----         -----
Total from investment operations($)               (1.28)         1.38          4.92          4.78         (4.49)        (2.71)
                                                  -----         -----         -----         -----         -----         -----
 Distributions from capital gains($)                 --            --            --            --         (0.75)        (2.34)
                                                  -----         -----         -----         -----         -----         -----
Total distributions($)                               --            --            --            --         (0.75)        (2.34)
                                                  -----         -----         -----         -----         -----         -----
Net asset value, end of period($)                 22.23         23.51         22.13         17.21         12.43         17.67
                                                  =====         =====         =====         =====         =====         =====
Total return(%)(b)                                (5.44)(d)      6.24         28.59         38.46        (24.33)       (14.11)

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)         9,109         7,995         6,935         8,599         5,590         5,745
Expense ratio(%)                                   1.36(e)       1.44          1.33          1.48          1.34          1.21
Expense ratio after expense reductions(%)          1.34(e)       1.43          1.31          1.46          1.32          1.21
Ratio of net investment loss to average net
 assets(%)                                        (0.52)(e)     (0.42)        (0.89)        (1.11)        (0.70)        (0.55)
Portfolio turnover rate(%)                        16.86         37.57         37.97         47.49         55.89         68.69

(a)   Per-share figures have been calculated using the average shares method.
(b)   Does not reflect any front-end or contingent deferred sales charges.
(c)   January 1, 1999 (commencement of share class), to June 30, 1999
(d)   Not annualized
(e)   Annualized

The text and notes are an integral part of the financial statements.

16  State Street Research Global Resources Fund

State Street Research Equity Trust

                                                                                         Number of Funds
     Name,     Position(s)  Term of Office                                               in Fund Complex             Other
   Address      Held with    and Length of           Principal Occupations                 Overseen by         Directorships Held
 and Age (a)      Fund      Time Served (b)           During Past 5 Years              Trustee/Officer (c)     by Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Independent
Trustees

Bruce R. Bond    Trustee      Since 1999     Retired; formerly Chairman of the                  24          Ceridian Corporation
(56)                                         Board, Chief Executive Officer and
                                             President, PictureTel Corporation
                                             (video conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A.         Trustee      Since 1997     Retired; formerly Senior Vice                      44          Metropolitan Series
Garban                                       President for Finance and Operations                           Fund, Inc.(d)
(65)                                         and Treasurer, The Pennsylvania State
                                             University
------------------------------------------------------------------------------------------------------------------------------------
Dean O.          Trustee      Since 1986     Retired; formerly Executive Vice                   44          The Clorox Company;
Morton                                       President, Chief Operating Officer and                         KLA-Tencor Corporation;
(70)                                         Director, Hewlett-Packard Company                              BEA Systems, Inc.;
                                             (computer manufacturer)                                        Cepheid; Pharsight
                                                                                                            Corporation; and
                                                                                                            Metropolitan Series
                                                                                                            Fund, Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M.         Trustee      Since 1999     Dean, School of Business and Public                24          None
Phillips                                     Management, George Washington
(58)                                         University; formerly a member of the
                                             Board of Governors of the Federal
                                             Reserve System; and Chairman and
                                             Commissioner of the Commodity Futures
                                             Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby             Trustee      Since 1993     President, Founders Investments Ltd.               44          A. P. Pharma, Inc.; and
Rosenblatt                                   (investments); formerly President, The                         Metropolitan Series
(64)                                         Glen Ellen Company (private investment                         Fund, Inc.(d)
                                             firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.       Trustee      Since 1987     Jay W. Forrester Professor of                      44          Metropolitan Series
Scott Morton                                 Management, Sloan School of                                    Fund, Inc.(d)
(65)                                         Management, Massachusetts Institute of
                                             Technology
------------------------------------------------------------------------------------------------------------------------------------
James M.         Trustee      Since 2002     Attorney; formerly Partner, Dechert                24          SEI Investments Funds
Storey                                       (law firm)                                                     (consisting of 104
(71)                                                                                                        portfolios); and The
                                                                                                            Massachusetts Health &
                                                                                                            Education Tax-Exempt
                                                                                                            Trust
------------------------------------------------------------------------------------------------------------------------------------
Interested
Trustee

Richard S.       Trustee      Since 2000     Chairman of the Board, President and               24          None
Davis++                                      Chief Executive Officer of State
(57)                                         Street Research & Management Company;
                                             formerly Senior Vice President, Fixed
                                             Income Investments, Metropolitan Life
                                             Insurance Company; and Managing
                                             Director, J.P. Morgan Investment
                                             Management
------------------------------------------------------------------------------------------------------------------------------------
Officers

Anthony           Vice        Since 2003     Vice President of State Street                     3          None
Forcione        President                    Research & Management Company;
(32)                                         formerly associate portfolio
                                             manager and equity analyst, State
                                             Street Research & Management
                                             Company
------------------------------------------------------------------------------------------------------------------------------------
C. Kim            Vice        Since 2002     Managing Director and Chief                       22          None
Goodwin         President                    Investment Officer-Equities of
(43)                                         State Street Research & Management
                                             Company; formerly Chief Investment
                                             Officer-U.S. Growth Equities,
                                             American Century; and Senior Vice
                                             President and portfolio manager,
                                             Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
John S.           Vice        Since 2001     Managing Director, Chief Financial                 24          None
Lombardo        President                    Officer and Director of State Street
(48)                                         Research & Management Company;
                                             formerly Executive Vice President,
                                             State Street Research & Management
                                             Company; and Senior Vice President,
                                             Product and Financial Management,
                                             MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Daniel J.         Vice        Since 1990     Senior Vice President, State                        3          None
Rice III        President                    Street Research & Management Company
(51)
------------------------------------------------------------------------------------------------------------------------------------
Peter Zuger       Vice        Since 1998     Managing Director of State Street                   7          None
(54)            President                    Research & Management Company;
                                             formerly Senior Vice President, State
                                             Street Research & Management Company;
                                             and portfolio manager and Vice
                                             President, American Century Investment
                                             Management Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A.      Treasurer     Since 2001     Senior Vice President and Treasurer of             24          None
Romich                                       State Street Research & Management
(46)                                         Company; formerly Vice President and
                                             Assistant Treasurer, State Street
                                             Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.      Secretary     Since 1995     Managing Director, General Counsel and             24          None
McNamara, III                                Secretary of State Street Research &
(47)                                         Management Company; formerly Executive
                                             Vice President, State Street Research
                                             & Management Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.
(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.
++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

Glossary

12b-1 fees - Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average shares method - The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq - The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange - The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount - With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value."

18  State Street Research Global Resources Fund

[LOGO] STATE STREET RESEARCH                                   -----------------
One Financial Center o Boston, MA 02111-2690                       PRSRT STD
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                                                                  HUDSON, MA
                                                               -----------------

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

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         ----------------
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----------------------------------------
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shareholder newsletter, visit our web
site at www.ssrfunds.com.

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----------------------------------------
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----------------------------------------
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State Street Research
FYI
--------------------------------------------------------------------------------
[COMPUTER]  State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

            Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

[GRAPHIC]   The DALBAR awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to
[GRAPHIC]   participate and was not industrywide.

--------------------------------------------------------------------------------
This report must be accompanied or preceded by a current State Street Research Global Resources Fund prospectus. When used after March 31, 2003, this report must be accompanied by the most recent Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

(C)2003 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0204)SSR-LD                                      GR-1237-2003